       As filed with the Securities and Exchange Commission on February 27, 2006
                                                             File Nos. 333-84769
                                                                       811-07451

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

PRE-EFFECTIVE AMENDMENT NO. POST-EFFECTIVE AMENDMENT NO. 8                   [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 28 [X]
                        (Check Appropriate Box or Boxes)

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                           (Exact Name of Registrant)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               JOHN HANCOCK PLACE
                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                BOSTON, MA 02117
          (Complete address of depositor's principal executive offices)

        Depositor's Telephone Number, Including Area Code: (617) 663-2184

                                   ----------

                           ARNOLD R. BERGMAN, ESQUIRE
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               601 CONGRESS STREET
                              BOSTON, MA 02210-2805
                (Name and complete address of agent for service)

                                   ----------

                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007

                                   ----------

It is proposed that this filing become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on _____ pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[X]  on May 1, 2006 pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                             (JOHN HANCOCK(R) LOGO)

                             JOHN HANCOCK ANNUITIES


                                                    Prospectus Dated May 1, 2006



                          DECLARATION VARIABLE ANNUITY
                            PATRIOT VARIABLE ANNUITY
                       REVOLUTION ACCESS VARIABLE ANNUITY
                       REVOLUTION EXTRA VARIABLE ANNUITY**
                        REVOLUTION VALUE VARIABLE ANNUITY
                           PREVIOUSLY ISSUED CONTRACTS



This PROSPECTUS describes interests in the five (5) deferred payment variable annuity CONTRACTS listed above that were previously issued by JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("John Hancock"). These Contracts are no longer offered for sale, however, you may make additional purchase payments as permitted under your Contract. In this Prospectus, we refer to John Hancock Variable Life Insurance Company as "JHVLICO," "WE," "US," "OUR," or "THE COMPANY." You, the CONTRACT OWNER, should refer to the first page of your Contract, to determine which of the above Contracts you purchased.



This Prospectus describes the variable portion of the Contracts to which you may allocate additional purchase payments, to the extent permitted by your Contract. If you do, your CONTRACT VALUE (other than value allocated to a FIXED INVESTMENT OPTION) and variable annuity benefit payments will vary according to the investment performance of the applicable SUB-ACCOUNTS of the JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF ("Separate Account"). Each sub-account corresponds to one of the following variable INVESTMENT OPTIONs that we make available on the date of this Prospectus. Certain VARIABLE INVESTMENT OPTIONS may not be available under a Contract.



JOHN HANCOCK TRUST



500 Index Trust B (1)
Active Bond Trust (1)
Blue Chip Growth Trust (2)
Bond Index Trust B (2)
Capital Appreciation Trust (2)
Equity-Income Trust (2)
Financial Services Trust(1)
Global Bond Trust (2)
Growth and Income Trust (formerly, Growth & Income II Trust) (1)
Health Sciences Trust (3)
High Yield Trust (2)
International Equity Index Trust B (2)
Managed Trust (2)
Mid Cap Index Trust (3)
Mid Cap Stock Trust (3)
Mid Value Trust (2)
Money Market Trust B (1)
Overseas Equity Trust (1)
Real Estate Securities Trust (2)
Short-Term Bond Trust (2)
Small Cap Growth Trust (1)
Small Cap Index Trust (3)
Small Cap Value Trust(3)
Total Return Trust (3)
Total Stock Market Index Trust (3)



(1) Investment Option available on Revolution Access Variable Annuity, Revolution Extra Variable Annuity, Revolution Value Variable Annuity, Patriot Variable Annuity and Declaration Variable Annuity Contracts



(2) Investment Option available on Revolution Variable Annuities and Patriot Variable Annuity Contracts only



(3)  Investment Option available on Revolution Variable Annuity Contracts only



CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



** THE REVOLUTION EXTRA VARIABLE ANNUITY PROVIDES AN EXTRA CREDIT FEATURE THAT IS DESCRIBED ON PAGE [#]. BECAUSE OF THIS FEATURE, THE WITHDRAWAL CHARGE APPLICABLE TO CERTAIN WITHDRAWALS OF CONTRACT VALUE MAY BE HIGHER THAN THOSE IMPOSED UNDER CONTRACTS WITHOUT AN "EXTRA CREDIT" OR "BONUS" FEATURE. THE AMOUNT OF THE EXTRA CREDIT THAT WE ADD TO YOUR CONTRACT MAY

BE MORE THAN OFFSET BY THE WITHDRAWAL CHARGE THAT IS DESCRIBED ON PAGE [#] IF YOU PREMATURELY "SURRENDER" OR OTHERWISE WITHDRAW MONEY IN EXCESS OF THE FREE WITHDRAWAL AMOUNTS (SEE PAGE [#]) WHILE THIS CHARGE IS IN EFFECT.



                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY



     ANNUITY SERVICE OFFICE                              MAILING ADDRESS
       601 Congress Street                            Post Office Box 55013
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 824-0335                  www.johnhancockannuities.com

                                TABLE OF CONTENTS



OVERVIEW ..................................................................    4
GLOSSARY OF SPECIAL TERMS .................................................    5
FEE TABLES ................................................................    7
   EXAMPLES ...............................................................    8
BASIC INFORMATION .........................................................   10
   WHAT IS THE CONTRACT? ..................................................   10
   WHO OWNS THE CONTRACT? .................................................   10
   IS THE OWNER ALSO THE ANNUITANT? .......................................   10
   HOW CAN I INVEST MONEY IN A CONTRACT? ..................................   10
      Purchase Payments ...................................................   10
      Application for a Contract ..........................................   10
      Issue Date and Contract Year ........................................   11
      Limits on Purchase Payments .........................................   11
      Ways to Make Additional Purchase Payments ...........................   11
      Additional Purchase Payments by Wire ................................   11
   HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME? ..   11
      Extra Credit Feature ................................................   12
   WHAT ANNUITY BENEFITS DOES THE CONTRACT PROVIDE? .......................   12
   TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS OF THE
   CONTRACTS? .............................................................   12
      State Law Insurance Requirements ....................................   12
      Variations in Charges or Rates ......................................   13
   WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT? ....................   13
   HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?  ................   13
      Allocation of Purchase Payments .....................................   13
      Transfers Among Investment Options ..................................   13
      Procedure for Transferring Your Assets ..............................   14
      Telephone and Facsimile Transactions ................................   15
      Electronic Information ..............................................   15
      Dollar Cost Averaging  Programs .....................................   15
      Strategic Rebalancing ...............................................   16
   WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT? ...............   16
      Asset-Based Charges .................................................   16
      Annual Contract Fee .................................................   16
      Premium Taxes .......................................................   16
      Withdrawal Charge ...................................................   17
      Other Charges .......................................................   17
   HOW CAN I WITHDRAW MONEY FROM MY CONTRACT? .............................   17
      Surrenders and Partial Withdrawals ..................................   17
      Nursing Home Waiver of Withdrawal Charge ............................   18
      Waiver of Withdrawal Charge Rider ...................................   18
      Systematic Withdrawal Plan ..........................................   19
      Telephone Withdrawals ...............................................   19
   WHAT HAPPENS IF THE OWNER OR ANNUITANT DIES BEFORE MY CONTRACT'S
   MATURITY DATE? .........................................................   19
   WHAT OTHER OPTIONAL BENEFITS CAN I PURCHASE UNDER A CONTRACT? ..........   21
      Accumulated Value Enhancement Benefit ...............................   21
      Guaranteed Retirement Income Benefit ................................   22
   CAN I RETURN MY CONTRACT? ..............................................   23
   WHAT ADDITIONAL GUARANTEE APPLIES TO THE  FIXED INVESTMENT OPTIONS
   UNDER MY CONTRACT? .....................................................   23
   WHAT ARE THE REASONS FOR THE ADDITIONAL MFC SUBORDINATED GUARANTEE? ....   23
   WHAT ARE THE TERMS OF THE ADDITIONAL GUARANTEE? ........................   23
DESCRIPTION OF JHVLICO ....................................................   24
HOW TO FIND ADDITIONAL INFORMATION ........................................   26
HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS ............................   28
      Information About the Funds .........................................   28
DESCRIPTION OF CHARGES AT THE FUND LEVEL ..................................   32
HOW WE SUPPORT THE FIXED INVESTMENT OPTIONS ...............................   32
HOW THE FIXED INVESTMENT OPTIONS WORK .....................................   32
      Guaranteed Interest Rates ...........................................   32
      Calculation of Market Value Adjustment ("MVA") ......................   33
   THE ACCUMULATION PERIOD ................................................   34
      Your Value in Our Variable Investment Options .......................   34
      Valuation of Accumulation Units .....................................   34
      Your Value in the  Fixed Investment Options .........................   34
   THE ANNUITY PERIOD .....................................................   35
      Maturity Date .......................................................   35
      Choosing Fixed or Variable Annuity Payments .........................   35
      Selecting an Annuity Option .........................................   35
      Variable Monthly Annuity Payments ...................................   35
      Assumed Investment Rate .............................................   36
      Transfers During the Annuity Period .................................   36
      Fixed Monthly Annuity Payments ......................................   36
      Annuity Options .....................................................   36
VARIABLE INVESTMENT OPTION VALUATION PROCEDURES ...........................   37
FEDERAL TAX MATTERS .......................................................   38
   INTRODUCTION ...........................................................   38
   OUR TAX STATUS .........................................................   38
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS .....................   38
   NON-QUALIFIED CONTRACTS (CONTRACTS NOT PURCHASED TO FUND A
   QUALIFIED PLAN) ........................................................   38
      Undistributed Gains .................................................   38
      Taxation of Annuity Payments ........................................   38
      Surrenders, Withdrawals and Death Benefits ..........................   39
      Taxation of Death Benefit Proceeds ..................................   39
      Penalty Tax on Premature Distributions ..............................   39
      Puerto Rico Non-Qualified Contracts .................................   40
      Diversification Requirements ........................................   40
   QUALIFIED CONTRACTS (CONTRACTS PURCHASED FOR A QUALIFIED PLAN) .........   40
      Penalty Tax on Premature Distributions ..............................   41
      Tax-Free Rollovers ..................................................   42
      Loans ...............................................................   42
      Puerto Rico Contracts Issued to Fund Retirement Plans ...............   42
   SEE YOUR OWN TAX ADVISER ...............................................   42
PERFORMANCE INFORMATION ...................................................   44
REPORTS ...................................................................   44

VOTING PRIVILEGES .........................................................   44
CERTAIN CHANGES ...........................................................   44
    Changes to the Account ................................................   44
    Variations in Charges or Rates for Eligible Classes ...................   45
DISTRIBUTION OF CONTRACTS .................................................   45
EXPERTS ...................................................................   46
APPENDIX A: DETAILS ABOUT OUR FIXED INVESTMENT OPTIONS ....................   47
APPENDIX B: EXAMPLE OF WITHDRAWAL CHARGE CALCULATIONS .....................   49
APPENDIX C: OPTIONAL EHNAHCED DEATH BENEFITS ..............................   55
APPENDIX C: EXAMPLES OF EARNINGS ENHANCEMENT  DEATH BENEFIT CALCULATION ...   58
APPENDIX D: QUALIFIED PLAN TYPES ..........................................   60
APPENDIX U: ACCUMULATION UNIT VALUE TABLES ................................   63

Additional information about the Contracts and the Separate Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by contacting us at the address or telephone number shown on the first page of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the Contracts and the Separate Account.



We list the Table of Contents of the Statement of Additional Information below:



                          [TO BE UPDATED BY AMENDMENT]


                                                                     PAGE OF SAI
                                                                     -----------
DISTRIBUTION .....................................................        2
CALCULATION OF PERFORMANCE DATA ..................................        2
OTHER PERFORMANCE INFORMATION ....................................        3
CALCULATION OF ANNUITY PAYMENTS ..................................        4
ADDITIONAL INFORMATION ABOUT DETERMINING
UNIT VALUES ......................................................        5
PURCHASES AND REDEMPTIONS OF FUND SHARES .........................        6
THE ACCOUNT ......................................................        6
DELAY OF CERTAIN PAYMENTS ........................................        7
LIABILITY FOR TELEPHONE TRANSFERS ................................        7
VOTING PRIVILEGES ................................................        7
FINANCIAL STATEMENTS .............................................        9

                                    OVERVIEW



This is the Prospectus - it is not any Contract. The Prospectus simplifies many Contract provisions to better communicate a Contract's essential features. Your rights and obligations under the Contracts will be determined by the language of a Contract itself. On request, we will provide the form of Contract for you to review. Please read your Contract and keep it for future reference.



The Contracts described in this Prospectus are no longer offered for sale, however, you may make additional purchase payments as permitted under your Contract. This Prospectus contains information that you should know before you exercise any of your rights under the Contract.



Prospectuses for Contracts often undergo certain changes in their terms from year to year to reflect changes in the Contracts. The changes include such things as the liberalization of benefits, the exercise of rights reserved under a Contract, the alteration of administrative procedures and changes in the Investment Options available. Any such change may or may not apply to policies or Contracts issued prior to the effective date of the change. This Prospectus reflects the status of the product as of the date of this Prospectus. This Prospectus contains information about other products. Therefore, this Prospectus may contain information that is inapplicable to your Contract. Moreover, there may be Supplements and FUND prospectuses included in this package pertaining to Variable Investment Options that are not available to you. You should consult your Contract to verify whether any particular provision applies to you and whether you may elect any particular Investment Option. In the event of any conflict between this Prospectus and your Contract, the terms of your Contract will control.



The Variable Investment Options shown on the first page of this Prospectus are those available as of the date of this Prospectus. We may add, modify or delete Variable Investment Options in the future.



When you select one or more of these Variable Investment Options, we invest your money in NAV shares of a corresponding Fund of the John Hancock Trust (the "Trust"). In this Prospectus, the Funds of the Trust may also be referred to as Funds.



The Trust is a so-called "series" type mutual Fund registered with the SEC. The investment results of each Variable Investment Option you select will depend on those of the corresponding Funds of the Trust. Each of the Funds is separately managed and has its own investment objective and strategies. The Fund prospectus contains detailed information about each available Fund. Be sure to read that prospectus before selecting any of the Variable Investment Options.



For amounts you don't wish to invest in a Variable Investment Option, you may be able to invest these amounts in a currently offered Fixed Investment Option if permitted by your local jurisdiction. We invest the assets allocated to a Fixed Investment Option in our GENERAL ACCOUNT and they earn interest at a fixed rate, declared by us, subject to a minimum rate stated in your Contract. If you remove money from any Fixed Investment Option prior to its expiration, however, we may increase or decrease your Contract's value to compensate for changes in interest rates that may have occurred subsequent to the beginning of that Fixed Investment Option. This is known as a "market value adjustment."



We refer to the Variable Investment Options and any available Fixed Investment Option together as Investment Options.



The annuity described in this Prospectus may be sold on a group basis. If you purchase the annuity under a group Contract, you will be issued a group certificate. If that is the case, the word "Contract" as used in this Prospectus should be interpreted as meaning the certificate issued to you under the group Contract.



The Contracts are not available in all states. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.

                            GLOSSARY OF SPECIAL TERMS



The following terms as used in this Prospectus have the indicated meanings:



Accumulation Period: The period between the issue date of the Contract and its Maturity Date. During this period, Purchase Payments are typically made to the Contract by the Owner.



Annuitant: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant," the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant." The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract on the Maturity Date.



Annuity Option: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.



Annuity Unit: A unit of measure that is used after the Maturity Date to calculate Variable Annuity benefit payments.



Annuity Service Office: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.



Beneficiary: The person, persons or entity entitled to the death benefit under the Contract. The Beneficiary is as specified in the application, unless changed.



Business Day: Any day on which the New York Stock Exchange is open for business and the net asset value of the Funds may be determined.



Code: The Internal Revenue Code of 1986, as amended.



Company: John Hancock Variable Life Insurance Company.



Contract: The variable annuity Contracts described by this Prospectus.



Contract Value: At any time before the Maturity Date, the total value of your Contract equals


-    the total amount you invested,

-    minus all charges we deduct,

-    minus all withdrawals you have made,


- plus or minus each Variable Investment Option's positive or negative investment return that we credit daily to any of your Contract's value daily while it is in that option, and



- plus the interest we credit to any of your Contract's value while it is in the Fixed Investment Option.



Contract Year: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.



Fixed Annuity: An Annuity Option with payments for a set dollar amount that we guarantee.



Fixed Investment Option: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.



Fund: A series of a registered open-end investment management company which corresponds to a Variable Investment Option.



General Account: All of the Company's assets other than assets in its Separate Accounts or any other Separate Account that it may maintain.



Investment Account: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.



Investment Options: The investment choices available to Contract Owners. We refer to the Variable Investment Options and the Fixed Investment Option together as Investment Options.

JHVLICO: John Hancock Variable Life Insurance Company.



Maturity Date: The date on which we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.



Non-Qualified Contracts: Contracts which are not issued under Qualified Plans.



Owner or Contract Owner ("You"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in Contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract on the Maturity Date.



Prospectus: This Prospectus that describes interests in a Contract.



Purchase Payment: An amount paid by a Contract Owner to us as consideration for the benefits provided by the Contract.



Qualified Contracts: Contracts issued under Qualified Plans.



Qualified Plans: Retirement plans that receive favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.



Separate Account: John Hancock Variable Annuity Account JF. A separate account is a segregated account of the Company that is not commingled with the general assets and obligations of the Company.



Sub- Account: A Sub-Accounts of the Separate Account. Each Sub-Account is invests in shares of a specific Fund.



Surrender Value: The total value of a Contract, minus the annual Contract fee and any applicable premium tax and withdrawal charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the John Hancock Annuity Service Office.



Unpaid Loans: The unpaid amounts (including any accrued interest) of loans some Contract Owners may have taken from us, using certain qualified Contracts as collateral.



Variable Investment Option: An Investment Option which corresponds to a Sub-Account of a Separate Account that invests in a shares of a specific Fund.



Variable Annuity: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

                                   Fee Tables



THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING CONTRACT. THE FIRST TABLE DESCRIBES THE CHARGES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.



  CONTRACTOWNER TRANSACTION       DECLARATION            PATRIOT        REVOLUTION ACCESS    REVOLUTION EXTRA     REVOLUTION VALUE
          EXPENSES              VARIABLE ANNUITY     VARIABLE ANNUITY    VARIABLE ANNUITY    VARIABLE ANNUITY     VARIABLE ANNUITY
---------------------------   -------------------  -------------------  -----------------  -------------------  --------------------
Maximum Withdrawal Charge     6% for the 1st year  6% for the 1st year         None        7% for the 1st year  7% for the 1st year
(as % of amount withdrawn or  6% for the 2nd year  6% for the 2nd year                     7% for the 2nd year  6% for the 2nd year
surrendered) (1)              5% for the 3rd year  5% for the 3rd year                     7% for the 3rd year  5% for the 3rd year
                              5% for the 4th year  5% for the 4th year                     7% for the 4th year  4% for the 4th year
                              4% for the 5th year  4% for the 5th year                     6% for the 5th year  3% for the 5th year
                              3% for the 6th year  3% for the 6th year                     5% for the 6th year  2% for the 6th year
                              2% for the 7th year  2% for the 7th year                     4% for the 7th year  1% for the 7th year
                              0% thereafter        0% thereafter                           0% thereafter        0% thereafter
Maximum transfer charge (2)   $25                  N/A                  $25                $25                  $25



(1) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of Purchase Payment.



(2) This charge is not currently imposed, but we reserve the right to do so in the Contract. If we do, it will be taken upon each transfer into or out of any Investment Option beyond an annual limit of not less than 12.



THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE FUND LEVEL.



                                     DECLARATION         PATRIOT      REVOLUTION ACCESS  REVOLUTION EXTRA  REVOLUTION VALUE
                                  VARIABLE ANNUITY  VARIABLE ANNUITY   VARIABLE ANNUITY  VARIABLE ANNUITY  VARIABLE ANNUITY
                                  ----------------  ----------------   ----------------  ----------------  ----------------
Maximum Annual Contract Fee(3)    $50               $50               $50                $50               $50
Current Annual Contract Fee (4)   $30               $30               $30                $30               $30

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE) (5)

(Contracts with initial Purchase Payment less than $250,000)
Asset Based Charge                1.25%             1.25%             1.25%              1.25%             1.25%
(Contracts with initial Purchase Payment greater than $250,000)
Asset Based Charge                1.00%             1.00%             1.25%              1.25%             1.25%

OPTIONAL BENEFIT RIDER CHARGES(6) (AS A PERCENTAGE OF YOUR CONTRACTS TOTAL VALUE UNLESS OTHERWISE STATED)

Accidental Death Benefit Rider    0.10%            0.10%              Not Offered        Not Offered       Not Offered
Accumulated Value Enhance-ment    Not Offered       Not Offered       0.40%              0.35%             0.35
("CARESolutions Plus") Rider(7)
(as a percentage of your initial
Purchase Payment)
Earnings Enhancement              Not Offered       Not Offered       0.25%              0.25              0.25%
("Beneficiary Tax Relief") Death
Benefit Rider
Enhanced "Stepped Up" Death       0.15%             0.15%             Not Offered        Not Offered       Not Offered
Benefit Rider
Enhanced Death Benefit Rider(8)   Not Offered       Not Offered       0.25%              0.25%             0.25%
Guaranteed Retirement Income      Not Offered       Not Offered       0.30%              0.30%             0.30%
Benefit Rider (9)
Nursing Home Waiver (10)          0.05%             0.05%             Not Offered        Not Offered       Not Offered
Waiver of Withdrawal Charge       Not Offered       Not Offered       Not Offered        0.10%             0.10%
("CARESolutions") Rider(10)



(3) This charge is not currently imposed and would only apply to Declaration and Patriot Contracts of less than $10,000; and Revolution Access, Revolution Extra, and Revolution Value Contracts of less than $50,000.



(4) This charge applies only to Declaration and Patriot Contracts of less than $10,000; and Revolution Access, Revolution Extra, and Revolution Value Variable Annuities Contracts of less than $50,000. It is taken at the end of each Contract Year but, if you surrender a Contract before then, it will be taken at the time of surrender.



(5) This charge only applies to that portion of account value held in the Variable Investment Options. The charge does not apply to amounts in the Fixed Investment Options. For Revolution Access, Revolution Extra and Revolution Value Variable Annuities Contracts, the charge does not apply to the guarantee rate account under our dollar-cost averaging value program.



(6) Charges for optional benefit riders are assessed monthly. The monthly charge is 1/12 of the annual charge shown in this table.



(7) This rider is available only if you want to purchase the Waiver of Withdrawal Charge rider as well. We reserve the right to increase the annual charge shown on a uniform basis for all Accumulated Value Enhancement riders issued in the same state.



(8) In certain states (and for riders issued prior to May 1, 2002), the rate for Enhanced Death Benefit rider may be lower than the amount shown.



(9)  This rider is not available for Contracts issued after April 30, 2004.



(10) as a percentage of that portion of your Contracts total value attributable to Purchase Payments that are still subject to withdrawal charges

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.



TOTAL ANNUAL FUND OPERATING EXPENSES                              MINIMUM   MAXIMUM
------------------------------------                              -------   -------
                    DECLARATION AND PATRIOT
Range of expenses that are deducted from Fund assets, including    0.50%     1.15%
management fees, and other expenses

     REVOLUTION ACCESS, REVOLUTION EXTRA, REVOLUTION VALUE
Range of expenses that are deducted from Fund assets, including    0.50%     1.16%
management fees, and other expenses



THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH FUND, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.



ALL OF THE FUNDS SHOWN IN THE TABLE ARE NAV CLASS SHARES THAT ARE NOT SUBJECT TO RULE 12B-1 FEES. THESE NAV CLASS SHARES COMMENCED OPERATIONS ON APRIL 29, 2005. THESE NAV CLASS SHARES OF A FUND ARE BASED UPON THE EXPENSE RATIOS OF THE FUND'S SERIES I SHARES FOR THE YEAR ENDED DECEMBER 31, 2005 (ADJUSTED TO REFLECT THE ABSENCE OF ANY RULE 12B-1 FEE APPLICABLE TO THE NAV SHARES).



[PORTFOLIO FEE TABLE TO BE UPDATED BY AMENDMENT]



EXAMPLES



The following two examples are intended to help you compare the cost of investing in Contracts with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Fund fees and expenses.



The first example assumes that you invest $10,000 in a Contract with all the optional benefit riders that may have been available to you for the time period indicated. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contact fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



[TO BE UPDATED BY AMENDMENT]



                   MAXIMUM FUND LEVEL TOTAL OPERATING EXPENSES



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
DECLARATION VARIABLE ANNUITY
If you surrender the Contract at the end of the      $_____   $______   $______   $_______
applicable time period:
If you annuitize, or do not surrender the Contract   $_____   $______   $______   $_______
at the end of the applicable time period



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
PATRIOT PREFERRED VARIABLE ANNUITY
If you surrender the Contract at the end of the      $_____   $______   $______   $_______
applicable time period:
If you annuitize, or do not surrender the Contract   $_____   $______   $______   $_______
at the end of the applicable time period



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
REVOLUTION ACCESS VARIABLE ANNUITY
If you surrender the Contract at the end of the      $_____   $______   $______   $_______
applicable time period:
If you annuitize, or do not surrender the Contract   $_____   $______   $______   $_______
at the end of the applicable time period



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
REVOLUTION EXTRA VARIABLE ANNUITY
If you surrender the Contract at the end of the      $_____   $______   $______   $_______
applicable time period:
If you annuitize, or do not surrender the Contract   $_____   $______   $______   $_______
at the end of the applicable time period

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
REVOLUTION VALUE VARIABLE ANNUITY
If you surrender the Contract at the end of the      $_____   $______   $______   $_______
applicable time period:
If you annuitize, or do not surrender the Contract   $_____   $______   $______   $_______
at the end of the applicable time period



The next example assumes that you invest $10,000 in a Contract with no optional benefit riders for the time periods indicated. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



[TO BE UPDATED BY AMENDMENT]



                   MINIMUM FUND LEVEL TOTAL OPERATING EXPENSES



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
DECLARATION VARIABLE ANNUITY
If you surrender the Contract at the end of the      $_____   $______   $______   $_______
applicable time period:
If you annuitize, or do not surrender the Contract   $_____   $______   $______   $_______
at the end of the applicable time period



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
PATRIOT PREFERRED VARIABLE ANNUITY
If you surrender the Contract at the end of the      $_____   $______   $______   $_______
applicable time period:
If you annuitize, or do not surrender the Contract   $_____   $______   $______   $_______
at the end of the applicable time period



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
REVOLUTION ACCESS VARIABLE ANNUITY
If you surrender the Contract at the end of the      $_____   $______   $______   $_______
applicable time period:
If you annuitize, or do not surrender the Contract   $_____   $______   $______   $_______
at the end of the applicable time period



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
REVOLUTION EXTRA VARIABLE ANNUITY
If you surrender the Contract at the end of the      $_____   $______   $______   $_______
applicable time period:
If you annuitize, or do not surrender the Contract   $_____   $______   $______   $_______
at the end of the applicable time period



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
REVOLUTION VALUE VARIABLE ANNUITY
If you surrender the Contract at the end of the      $_____   $______   $______   $_______
applicable time period:
If you annuitize, or do not surrender the Contract   $_____   $______   $______   $_______
at the end of the applicable time period

                                BASIC INFORMATION



WHAT IS THE CONTRACT?



Each of the five (5) contacts listed on the first page of this Prospectus are deferred payment variable annuity Contracts. An "annuity contract" provides a person (known as the "ANNUITANT" or "payee") with a series of periodic payments. Because this Contract is also a "deferred payment" Contract, the annuity payments will begin on a future date, called the Contract's MATURITY DATE. Under a "variable annuity" contract, the amount you have invested can increase or decrease in value daily based upon the value of the Variable Investment Options chosen. If your annuity is provided under a master group contract, the term "Contract" as used in this Prospectus refers to the certificate you will be issued and not to the master group contract.



WHO OWNS THE CONTRACT?



That's up to you. Unless the Contract provides otherwise, the Owner of the Contract is the person who can exercise the rights under the Contract, such as the right to choose the Investment Options or the right to surrender the Contract. In many cases, the person who bought the Contract is the Owner. However, you are free to name another person or entity (such as a trust) as Owner. In writing this Prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion. If a Contract has joint Owners, both must join in any written notice or request.



IS THE OWNER ALSO THE ANNUITANT?



In many cases, the same person is both the Annuitant and the Owner of a Contract. The Annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the Annuitant receives payments from us under any ANNUITY OPTION that commences during the Annuitant's lifetime. We may permit you to name another person as Annuitant or joint Annuitant if that person meets our underwriting standards. We may also permit you to name as joint Annuitants two persons other than yourself if those persons meet our underwriting standards.



HOW CAN I INVEST MONEY IN A CONTRACT?



Purchase Payments



We call the investments you make in your Contract Payments or Purchase Payments. The Contracts described in this Prospectus are no longer available for sale, however, the minimum initial Purchase Payment requirements for the Contracts are outlined in the table below, along with the minimum Purchase Payment for each subsequent Payment into the Contracts. If you purchased your Contract through the automatic investment plan, different minimums may apply. If your Contract's total value ever falls to zero, we may terminate it. Therefore, you may need to pay more Purchase Payments to keep the Contract in force.



                                              MINIMUM
                     MINIMUM    MINIMUM       DIRECT
                     INITIAL   SUBSEQUENT     DEPOSIT
                    PURCHASE    PURCHASE    SUBSEQUENT
CONTRACT             PAYMENT    PAYMENT       PAYMENT
--------            --------   ----------   ----------
Declaration          $ 1,000      $500         $100
Patriot              $ 1,000      $500         $100
Revolution Access    $25,000      $200         $100
Revolution Extra     $10,000      $200         $100
Revolution Value     $ 5,000      $200         $100



Application for a Contract



An authorized representative of the broker-dealer or financial institution through whom you purchased your Contract may have assisted you in (1) completing an application or placing an order for a Contract and (2) transmitting it, along with your initial Purchase Payment, to the John Hancock ANNUITY SERVICE OFFICE.



When we received your initial Purchase Payment and all necessary information, we issued your Contract and invested your initial Purchase Payment. If the information was not in good order, we contacted you to get the necessary information. If for some reason, we were unable to complete this process within 5 BUSINESS DAYs, we either sent back your money or got your permission to keep it until we received all of the necessary information.



In certain situations, we may have issued a Contract upon receiving the order of your broker-dealer or financial institution but delayed the effectiveness of the Contract until we received your signed application. In those situations, if we did not receive your signed application within our required time period, we deemed the Contract void from the beginning and returned your Purchase Payment.

We may not have issued a Contract if any proposed Owner or Annuitant was older than age 84. We may also have limited your ability to purchase multiple Contracts on the same Annuitants or Owners. We may, however, have waived either of these underwriting limits.



We credit any additional Purchase Payments to your Contract at the close of the Business Day in which we receive the Payment. Each Business Day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. If we receive an additional Purchase Payment after the close of a Business Day, we will credit it to your Contract on the next Business Day.



Issue Date and Contract Year



We measure the years and anniversaries of your Contract from its date of issue. We use the term CONTRACT YEAR to refer to each period of time between anniversaries of your Contract's date of issue. We did not issue a Contract if the proposed Annuitant was older than age 84.



Limits on Purchase Payments



You can make Purchase Payments of up to $1,000,000 in any one Contract Year. The total of all new Purchase Payments and transfers that you may allocate to any one Variable Investment Option or Fixed Investment Option, in any one Contract Year may not exceed $1,000,000. While the Annuitant is alive and the Contract is in force, you can make Purchase Payments at any time before the Maturity Date. However,



                                   YOU MAY NOT MAKE ANY PURCHASE PAYMENTS
IF YOUR CONTRACT IS USED TO FUND       AFTER THE ANNUITANT REACHES AGE
--------------------------------   --------------------------------------
A "tax-qualified plan" (1)                       70 1/2 (2)
A non tax qualified plan                             85



(1)  as that term is used in "Federal Tax Matters," beginning on page [#].



(2)  except for a Roth IRA, which has no age limit



(3)  84 1/2 for Declaration Variable Annuity



Ways to Make Additional Purchase Payments



Additional Purchase Payments made by check or money order should be:



-    drawn on a U.S. bank,



-    drawn in U.S. dollars, and



- made payable to "John Hancock" and sent to the John Hancock Annuity Service Office



We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements. Additional Purchase Payments should be sent to the John Hancock Annuity Service Office at the address shown on the cover of this Prospectus. You can find information about wire payments under "Additional Purchase Payments by Wire," below. You can find information about other methods of making Purchase Payments by contacting us.



Additional Purchase Payments by Wire



Subsequent Purchase Payments may be transmitted by wire through your bank. Information about our bank, our account number, and the ABA routing number may be obtained from the John Hancock Annuity Service Office. Banks may charge a fee for wire services.



Your wire orders must include information necessary to allocate the Purchase Payment among your selected Investment Options. If your wire order is complete, we will invest the Purchase Payment in your selected Investment Options as of the day we received the wire order. If the wire order is incomplete, we may hold your Purchase Payment for up to 5 Business Days while attempting to obtain the missing information. If we can't obtain the information within 5 Business Days, we will immediately return your Purchase Payment.



HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?



Prior to a Contract's Maturity Date, the amount you've invested in any Variable Investment Option will increase or decrease based upon the investment experience of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the Fund directly and reinvested all Fund dividends and distributions in additional shares.



Like a regular mutual fund, each Fund deducts investment management fees and other operating expenses. These expenses are shown in the Fee Tables. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the Contract. These charges reduce your investment performance and the amount we credit to your Contract in any Variable Investment Option. We describe these charges below under "What Fees and Charges will be Deducted From My Contract?".

The amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. In states where approved, we currently make available various Fixed Investment Options with durations of up to five years, and we may make one or more additional Fixed Investment Options available for Contracts issued before September 30, 2002. As long as you keep your money in a Fixed Investment Option until its expiration date, we bear all the investment risk on that money.



However, if you prematurely transfer, "surrender" or otherwise withdraw money from a Fixed Investment Option we will increase or reduce the remaining value in your Contract by an amount that approximates the impact that any changes in interest rates would have had on the market value of a debt instrument with terms comparable to that Fixed Investment Option. This "market value adjustment" (or "MVA") imposes investment risks on you. We describe how the market value adjustments work in "Calculation of Market Value Adjustment ("MVA")".



At any time before the Maturity Date, the total value of your Contract equals:



-    the total amount you invested,



- plus the amount(s) credited to your Contract under the "Extra Credit Feature" described below(available only on the Revolution Extra Variable Annuity)



-    minus all charges we deduct,



-    minus all withdrawals you have made,



- plus or minus any positive or negative MVAs that we have made at the time of any premature withdrawals or transfers you have made from a Fixed Investment Option,



- plus or minus each Variable Investment Option's positive or negative investment return that we credit daily to any of your Contract's value while it is in that option, and



- plus the interest we credit to any of your Contract's value while it is in a Fixed Investment Option.



Extra Credit Feature



(AVAILABLE ONLY ON THE REVOLUTION EXTRA VARIABLE ANNUITY CONTRACTS)



Each time you make a Purchase Payment, we will credit an extra amount to the total value of your Contract in addition to the amount of the Purchase Payment. If your Purchase Payment is greater than $10,000 and less than $2.5 million, the extra amount will be equal to 3.5% of the Purchase Payment. If your Purchase Payment is $2.5 million or more, the extra amount will be equal to 5.0% of the Purchase Payment. These extra amounts are referred to as extra credits. Each extra credit will be credited to your Contract at the same time the Purchase Payment is credited and will be allocated among the Variable Investment Options and the Fixed Investment Options in the same way that the Purchase Payment is allocated (see "Allocation of Purchase Payments" on page [#]). However, each extra credit will be treated for all purposes as "earnings" under your Contract, not as a Purchase Payment.



We expect to make a profit from the Contracts and anticipate that a portion of the withdrawal charge, and any profits derived from other Contract fees and charges, will be used to help recover our cost of providing the Extra Credit feature. (For a description of these fees and charges, see the response to the question "What Fees and Charges will be Deducted from My Contract?") Under certain circumstances (such as a withdrawal of money that is in excess of the Free Withdrawal amounts, while a withdrawal charge is in effect) the cost associated with the Extra Credit feature may exceed the Extra Credit amount and any related earnings. You should have considered this possibility before purchasing a Contract.



WHAT ANNUITY BENEFITS DOES THE CONTRACT PROVIDE?



If your Contract is still in effect on its Maturity Date, it enters what is called the ANNUITY PERIOD. During the Annuity Period, we make a series of fixed or variable payments to you as provided under one of our several Annuity Options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the Maturity Date. Therefore, you should exercise care in selecting your Maturity Date and your choices that are in effect on that date.


You should carefully review the discussion under "The Annuity Period" for information about all of these choices you can make.


TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?


State Law Insurance Requirements


Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you reside. These variations will be reflected in your Contract or in endorsements attached to your Contract.

Variations in Charges or Rates


We may vary the charges, durations of Fixed Investment Options, rates and other terms of our Contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the Contracts. These include the types of variations discussed under the "Certain Changes" section of this Prospectus.



WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?



In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:



- full or partial withdrawals (including surrenders and systematic withdrawals),


-    payment of any death benefit proceeds, and

-    periodic payments under one of our annuity payment options.





How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:


-    the type of the distribution,

-    when the distribution is made,


- the nature of any Qualified Plan for which the Contract is being used, if any, and


-    the circumstances under which the payments are made.


If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.



Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract. If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.



IF YOU ARE PURCHASING THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, ANNUITY LIFETIME INCOME OPTIONS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.



We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.



HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?



Allocation of Purchase Payments



When you applied for your Contract, you specified the Variable Investment Options or Fixed Investment Options (together, your Investment Options) in which your Purchase Payments will be allocated. You may change this investment allocation for future Purchase Payments at any time. Any change in allocation will be effective as of the receipt of your request at the John Hancock Annuity Service Office.



We do not impose a limit on the number of Investment Options to which you may allocate purchase payments at any one time or over the life of your Contract.


Transfers Among Investment Options


During the accumulation period, you may transfer amounts held in one Investment Option to any other Investment Option. Although your Contract may impose restrictions on the maximum dollar amount that may be transferred among Variable Investment Options, we currently do not enforce these restrictions.

It is also our current practice to approve transfers to a Fixed Investment Option, if available under your Contract, after the end of the 10th Contract Year. We reserve the right to terminate this practice at any time.



To make a transfer, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you. Without our approval, the maximum amount you may transfer to or from any one Variable Investment Option or Fixed Investment Option in any Contract Year is $1,000,000.



Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to impose a charge of up to $25 for any transfer beyond the annual limit (transfers out of a Fixed Investment Option may, however, incur a market value adjustment - either positive or negative).



We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.



Variable Investment Options in variable annuity products can be a prime target for abusive transfer activity because these products value their Variable Investment Options on a daily basis and allow transfers among Variable Investment Options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased portfolio transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund's investment portfolio in accordance with the its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.



To discourage disruptive frequent trading activity, we have adopted a policy for the Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to any of our Dollar Cost Averaging programs (ONLY THE REVOLUTION VALUE VARIABLE ANNUITY HAS MORE THAN ONE DOLLAR COST AVERAGING PROGRAM; see below under "Dollar Cost Averaging Programs") or our Strategic Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its fixed investment period, (c) transfers made within a prescribed period before and after a substitution of Funds and (d) transfers made during the Annuity Period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers during the Annuity Period" section of this Prospectus). Under the Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if the two transfer per month limit has been reached if 100% of the Contract value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market Investment Option to another Variable Investment Option may be made. We apply the Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions at any time to restrict trading, including, but not limited to:

-    restricting the number of transfers made during a defined period,

-    restricting the dollar amount of transfers,

- restricting the method used to submit transfers (e.g., changing telephone and facsimile procedures to require that transfer requests be submitted in writing via U.S. mail), and


-    restricting transfers into and out of certain sub-accounts.



In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law), and to prohibit a transfer less than 30 days prior to the Contract's Maturity Date.



While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing disruptive frequent trading activity and avoid harm to long-term investors. If we are unsuccessful in restricting disruptive frequent trading activity, the Funds may incur higher brokerage costs and may maintain higher cash levels, limiting their ability to achieve their investment objective.


Procedure for Transferring Your Assets


You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the John Hancock Annuity Service Office . Your request should include:


-    your name,

-    daytime telephone number,

-    Contract number,



- the names of the Investment Options to and from which assets are being transferred, and


-    the amount of each transfer.

The request becomes effective on the day we receive your request, in proper form, at the John Hancock Annuity Service Office.

Telephone and Facsimile Transactions


If you complete a special authorization form, you can request transfers among Investment Options and changes of allocation among Investment Options simply by telephoning or by faxing us at the John Hancock Annuity Service Office. Any fax request should include your name, daytime telephone number, Contract number and, in the case of transfers and changes of allocation, the names of the Investment Options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.



If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.



As stated earlier in this Prospectus, we have imposed restrictions on transfers including the right to change our telephone and facsimile transaction procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to any Owners who we feel are abusing the privilege to the detriment of other Owners.



Electronic Information



You may access information about your Contract through our website, www.johnhancockannuities.com. In order to do so, you will be required to create an account with a username and password, and maintain a valid e-mail address. You are responsible for keeping your password confidential and must notify us of any loss or theft of your password, or any unauthorized use of your password.



Dollar Cost Averaging Programs



Under our STANDARD DOLLAR-COST AVERAGING PROGRAM, you may elect, at no cost, to automatically transfer assets from any Variable Investment Option to one or more other Variable Investment Options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the standard dollar cost averaging program:



-    the amount of each transfer must equal at least $100,



- you may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone,



-    you may discontinue the program at any time,



- the program automatically terminates when the Variable Investment Option from which we are taking the transfers has been exhausted,



- automatic transfers to or from Fixed Investment Options are not permitted under this program.


We reserve the right to suspend or terminate the program at any time.


(Available only on the Revolution Value Variable Annuity.) Under our DOLLAR-COST AVERAGING VALUE PROGRAM, you may elect to deposit any new Purchase Payment of $5,000 or more in a guarantee rate account that we call the "DCA rate account." For Contracts issued after April 30, 2004, your deposits under this program will be depleted over a 6 month period. For Contracts issued prior to May 1, 2004, the assets in this account attributable to a new Purchase Payment will be transferred automatically to one or more Variable Investment Options over a period that is equal in length (i.e., either 6 months or 12 months) to the period you initially selected. A new period will begin on the date each new Purchase Payment is deposited in the DCA rate account program with respect to that Purchase Payment. At the time of each deposit into this program, you must tell us in writing:



-    that your deposit should be allocated to this program; and



-    the Variable Investment Options to which assets will be transferred; and



-    the percentage amount to be transferred to each such Variable Investment
     Option.

Transfers to Fixed Investment Options are not permitted under this program, and transfers of your account value from a Variable Investment Option are not currently permitted to initiate the program. (You may, however, change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone.)



Your participation in the dollar-cost averaging value program will end if you request a partial withdrawal from the DCA rate account, or if you request a transfer from the DCA rate account that is in addition to the automatic transfers.



You may not use the standard dollar-cost averaging program and the dollar-cost averaging value program at the same time.


Strategic Rebalancing


This program automatically re-sets the percentage of your account value allocated to the Variable Investment Options. Over time, the variations in the investment results for each Variable Investment Option you've selected for this program will shift the percentage allocations among them. The strategic rebalancing program will periodically transfer your account value among these Variable Investment Options to reestablish the preset percentages you have chosen. (You may, however, change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone.) Strategic rebalancing would usually result in transferring amounts from a Variable Investment Option with relatively higher investment performance since the last rebalancing to one with relatively lower investment performance. However, rebalancing can also result in transferring amounts from a Variable Investment Option with relatively lower current investment performance to one with relatively higher current investment performance.



This program can be elected by sending the appropriate form to the John Hancock Annuity Service Office. You must specify the frequency for rebalancing (monthly, quarterly, semi-annually or annually), the preset percentage for each Variable Investment Option, and a future beginning date. Once elected, strategic rebalancing will continue until we receive notice of cancellation of the option or notice of the death of the insured person.



The Fixed Investment Options do not participate in and are not affected by strategic rebalancing. We reserve the right to modify, terminate or suspend the strategic rebalancing program at any time.


WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?


Asset-Based Charges



We deduct the Separate Account expenses shown in the Fee Tables daily to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contracts. This charge does not apply to assets you have in our Fixed Investment Options. We take the deduction proportionally from each Variable Investment Option you are then using.



In return for the mortality risk charge, we assume the risk that Annuitants as a class will live longer than expected, requiring us to pay a greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the Contracts may be higher than we expected when we set the level of the Contracts' other fees and charges, or that our revenues from such other sources will be less than expected.


Annual Contract Fee


We deduct the annual Contract fee shown in the Fee Tables at the beginning of each Contract Year after the first Contract Year. We also deduct it if you surrender your Contract, unless your Contract's total value, at the time of surrender, is above either $10,000 FOR DECLARATION AND PATRIOT VARIABLE ANNUITY CONTRACTS, or $50,000 FOR REVOLUTION ACCESS, REVOLUTION EXTRA, AND REVOLUTION VALUE VARIABLE ANNUITY CONTRACTS.



We take the deduction proportionally from each Variable Investment Option and each Fixed Investment Option you are then using.



We reserve the right to increase the annual Contract fee up to $50.


Premium Taxes


We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 5% of each Purchase Payment.



In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

STATE OR      PREMIUM TAX RATE
TERRITORY   QUALIFIED CONTRACTS   NON-QUALIFIED CONTRACTS
---------   -------------------   -----------------------
CA                 0.50%                   2.35%
GUAM               4.00%                   4.00%
ME(A)              0.00%                   2.00%
NV                 0.00%                   3.50%
PR                 1.00%                   1.00%
SD(A)              0.00%                   1.25%
WV                 1.00%                   1.00%
WY                 0.00%                   1.00%



(A)  We pay premium tax paid upon receipt of Purchase payments.



Withdrawal Charge



(Not applicable to the Revolution Access Variable Annuity)



If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date ("partial withdrawal") or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date ("total withdrawal" or "surrender"), we may assess a withdrawal charge. Some people refer to this charge as a "contingent deferred withdrawal load." The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables. We use this charge to help defray expenses relating to the Extra Credit feature (in the case of the Revolution Extra Variable Annuity Contracts), and sales of the Contracts, including commissions paid and other distribution costs.



Free withdrawal amounts: If you have any profit in your Contract, you can always withdraw that profit without any withdrawal charge. By "profit," we mean the amount by which your Contract's total value exceeds the Purchase Payments you have paid and have not (as discussed below) already withdrawn. If your Contract doesn't have any profit (or you have withdrawn it all) you can still make charge free withdrawals, unless and until all of your withdrawals during the same Contract Year exceed 10% of all of the Purchase Payments you have paid to date.



How we determine and deduct the charge: If the amount you withdraw or surrender totals more than the free withdrawal amount during the Contract Year, we will assess a withdrawal charge shown in the Fee Tables on any amount of the excess that we attribute to Purchase Payments you made within a withdrawal charge period. Solely for purposes of determining the amount of the withdrawal charge, we assume that the amount of each withdrawal that exceeds the free withdrawal amount (together with any associated withdrawal charge) is a withdrawal first from the earliest Purchase Payment, and then from the next earliest Purchase Payment, and so forth until all payments have been exhausted. Once a Purchase Payment has been considered to have been "withdrawn" under these procedures, that Purchase Payment will not enter into any future withdrawal charge calculations.



We deduct the withdrawal charge proportionally from each Variable Investment Option and each Fixed Investment Option being reduced by the surrender or withdrawal. For example, if 60% of the withdrawal amount comes from a Growth option and 40% from the Money Market option, then we will deduct 60% of the withdrawal charge from the Growth option and 40% from the Money Market option. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other Investment Options, pro-rata based on the value in each. If your Contract as a whole has insufficient surrender value to pay the entire charge, we will pay you no more than the surrender value.



You will find examples of how we compute the withdrawal charge in Appendix [_] to this Prospectus.



When withdrawal charges don't apply: We don't assess a withdrawal charge in the following situations:



- on amounts applied to an Annuity Option at the Contract's Maturity Date or to pay a death benefit;



- on certain withdrawals if you have elected the rider that waives the withdrawal charge (nursing home rider for Declaration and Patriot Variable Annuities); and



- on amounts withdrawn to satisfy the minimum distribution requirements for tax qualified plans. (Amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however.)



How an MVA affects the withdrawal charge: If you make a withdrawal from a Fixed Investment Option at a time when the related MVA results in an upward adjustment in your remaining value, we will calculate the withdrawal charge as if you had withdrawn that much more. Similarly, if the MVA results in a downward adjustment, we will compute any withdrawal charge as if you had withdrawn that much less.


Other Charges


We deduct the optional benefit rider charges shown in the Fee Tables proportionally from each of your Investment Options, including the Fixed Investment Options, based on your value in each.



HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and Partial Withdrawals


Prior to your Contract's Maturity Date, if the Annuitant is living, you may:



-    surrender your Contract for a cash payment of its "surrender value," or


-    make a partial withdrawal of the surrender value.


The surrender value of a Contract is the total value of a Contract, after any market value adjustment, minus the annual Contract fee, any applicable premium tax, and any applicable rider charges, and any withdrawal charges (if applicable). We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the John Hancock Annuity Service Office.



Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "Tax information," beginning on page [#] Among other things, if you make a full surrender or partial withdrawal from your Contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.



We will deduct any partial withdrawal proportionally from each of your Investment Options based on the value in each, unless you direct otherwise.


Without our prior approval, you may not make a partial withdrawal:

-    for an amount less than $100, or


-    if the remaining total value of your Contract would be less than $1,000.



We reserve the right to terminate your Contract if the value of your Contract becomes zero. You generally may not make any surrenders or partial withdrawals once we begin making payments under an Annuity Option. FOR DECLARATION AND PATRIOT VARIABLE ANNUITIES ONLY: if your "free withdrawal value" at any time is less than $100, you must withdraw that amount in full, in a single sum, before you make any other partial withdrawals.



Signature Guarantee Requirements for Surrenders and Partial Withdrawals: We require that you obtain a signature guarantee on a surrender or partial withdrawal in the following circumstances:



- You are requesting that we mail the amount withdrawn to an alternate address; or



-    You have changed your address within 30 days of the withdrawal request; or



-    You are requesting a withdrawal in the amount of $100,000 or greater.



We must receive the original signature guarantee on your withdrawal request. We will not accept copies or facsimiles of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and will not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or partial withdrawal as described above.



Nursing Home Waiver of Withdrawal Charge



(Applicable only to the Declaration and Patriot Variable Annuities)



If you own a Declaration or Patriot Contract, you have may purchased an optional nursing home waiver of withdrawal charge rider when you applied for your Contract, as permitted by state law. If you purchased this rider, we will waive the withdrawal charges on any withdrawals, provided all the following conditions apply:



- you become confined to a nursing home beginning at least 90 days after we issue your Contract.



- you remain in the nursing home for at least 90 consecutive days and receive skilled nursing care.



- we receive your request for a withdrawal and adequate proof of confinement no later than 90 days after discharge from the facility.



-    your confinement is prescribed by a doctor and medically necessary.



At the time of application, this you could not purchase this rider if (1) you were older than 75 years at application or (2) in most states, if you were confined to a nursing home within the past two years at application.



You should carefully review the tax considerations for optional benefit riders on page [#] before selecting this optional benefit rider. For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request.



Waiver of Withdrawal Charge Rider



(Applicable only to Revolution Extra and Revolution Value Variable Annuities)

If you own a Revolution Extra or Revolution Value Contract, you may have purchase an optional waiver of withdrawal charge rider when you applied for your Contract, as permitted by state law. The "covered persons" under the rider are the Owner and the Owner's spouse, unless the Owner is a trust. If the Owner is a trust, the "covered persons" are the Annuitant and the Annuitant's spouse.



Under this rider, we will waive withdrawal charges on any withdrawals, if all the following conditions apply to a "covered person":



- a covered person becomes confined to a nursing home beginning at least 30 days after we issue your Contract;



- such covered person remains in the nursing home for at least 90 consecutive days receiving nursing care; and



- the covered person's confinement is prescribed by a doctor and medically necessary because of a covered physical or mental impairment.



In addition, depending on your state, the rider may also provide for a waiver of withdrawal charges if a covered person has been diagnosed with a chronic, critical or terminal illness to the extent so provided in the rider.



At the time of application, you could not purchase this rider: (1) if either of the covered persons was older than 74 years at application or (2) in most states, if either of the covered persons was confined to a nursing home within the past two years at application.



There is a charge for this rider, as set forth in the Fee Tables. This rider (and the related charges) will terminate on the Contract's Maturity Date, upon your surrendering the Contract, or upon your written request that we terminate it.



For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request. In certain marketing materials, this rider may be referred to as "CARESolutions".



If you purchased this rider:



- you and your immediate family will also have access to a national program designed to help the elderly maintain their independent living by providing advice about an array of eldercare services available to seniors, and



- you will have access to a list of long-term care providers in your area who provide special discounts to persons who belong to the national program.



You should carefully review the tax considerations for optional benefit riders on page [#] before selecting this optional benefit rider.


Systematic Withdrawal Plan


Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a percentage or dollar amount from your Contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. Unless otherwise directed, we will deduct the requested amount from each applicable Investment Option in the ratio that the value of each bears to the total value of your Contract. Each systematic withdrawal is subject to any market value adjustment or withdrawal charge (WITHDRAWAL CHARGE NOT APPLICABLE TO REVOLUTION ACCESS VARIABLE ANNUITIES) that would apply to an otherwise comparable non-systematic withdrawal. See "How Will the Value of My Investment in the Contract Change Over Time?" and "What Fees and Charges Will be Deducted from My Contract?" The same tax consequences also generally will apply.


The following conditions apply to systematic withdrawal plans:





-    The amount of each systematic withdrawal must equal at least $100,



- If the amount of each withdrawal drops below $100 or the total value of your Contract becomes less than $5,000, we will suspend the plan and notify you,


-    You may cancel the plan at any time.

- We reserve the right to modify the terms or conditions of the plan at any time without prior notice.

Telephone Withdrawals


If you complete a separate authorization form, you may make requests to withdraw a portion of your Contract Value by telephone. We reserve the right to impose maximum withdrawal amount and procedural requirements regarding this privilege. For additional information regarding telephone procedures, see "Telephone and Facsimile Transactions" in this Prospectus.



WHAT HAPPENS IF THE OWNER OR ANNUITANT DIES BEFORE MY CONTRACT'S MATURITY DATE?



Death benefits - in general



The Contracts described in this Prospectus generally provide for distribution of death benefits if you die before a Contract's Maturity Date. The minimum death benefits provided under the Contracts differ, depending on when you purchased a Contract, our maximum limits on Death Benefits at that time, the jurisdiction in which we issued a Contract, and the age of the oldest owner (or annuitant) on the date of issue. We may pay death benefits in some cases on the Annuitant's death, instead of the Owner's death, if the Annuitant predeceases the Owner. In addition, you may have purchased a Contract with an optional death benefit rider that will enhance the amount of death benefit. You should read your Contract carefully to determine the minimum Death Benefit and any enhanced Death Benefit payable during the accumulation period.



Distribution requirements following death of owner



If you did not purchase your contract under a tax qualified plan, the Code requires that the following distribution provisions apply if you die. We summarize these provisions (and the effect of spousal continuation) below. If your contract has joint owners, these provisions apply upon the death of the first to die.



If you die before annuity payments have begun:



     - if the contract's designated beneficiary is your surviving spouse, your spouse may continue the contract in force as the owner. In that case:



     1. under DECLARATION and PATRIOT Contracts, we will not pay a death benefit but the total value of your contract will equal the death benefit that would have been payable, excluding amounts payable under any optional benefit riders; and



     2. under REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts, we will not pay a death benefit but the total value of your contract will equal the death benefit that would have been payable, including amounts payable under any optional benefit riders.; and



     3. under REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts, your spouse may elect to add or continue any optional death benefit riders under his or her name, subject to our then current underwriting standards and the deduction of rider charges at our then current rates. For purposes of calculating the amount of your spouse's Death Benefit, we will treat the total value of your contract (including any step-up in value) as the initial premium and the date the rider is added or continued as the rider's date of issue.



     4. under PATRIOT, DECLARATION, REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts, any additional amount that we credit to your contract will be allocated to the investment options in the same ratio as the investment allocations held at the time of death and will not be subject to any future surrender or withdrawal charges. If your spouse makes any additional purchase payments (and if there are any unliquidated purchase payments at the time of your death), however, they will be subject to future surrender or withdrawal charges as provided in your contract.



     - if the beneficiary is not your surviving spouse OR if the beneficiary is your surviving spouse but chooses not to continue the contract, the "entire interest" (as discussed below) in a Contract on the date of your death must be:



          (1)  paid out in full within five years of your death or



          (2) applied in full towards the purchase of a life annuity on the beneficiary, or for a similar benefit payable over a period not extending beyond the life expectancy of the beneficiary, with payments commencing within one year of your death.



Your "entire interest" in a REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE contract, as issued in most states, equals the standard death benefit (or any enhanced death benefit) for the Contract on the date of your death. If an earnings enhancement benefit rider is then in force, the "entire interest" in most states will also include any earnings enhancement death benefit amount that may then be payable. Your "entire interest" in a DECLARATION or PATRIOT Contract on the date of your death, if you are the last surviving annuitant as well as the owner, equals the death benefit that then becomes payable. If you are the owner of a DECLARATION or PATRIOT Contract (or an owner of a REVOLUTION ACCESS, REVOLUTION EXTRA or REVOLUTION VALUE Contract in certain states such as IL or
MN) but not the last surviving annuitant, the "entire interest" equals:



     - the surrender value if paid out in full within five years of your death, or



     - the total value of your contract applied in full towards the purchase of a life annuity on the beneficiary, or for a similar benefit payable over a period not extending beyond the life expectancy of the beneficiary, with payments commencing within one year of your death.



YOU SHOULD REVIEW YOUR CONTRACT CAREFULLY TO DETERMINE THE "ENTIRE INTEREST" THAT WILL BE DISTRIBUTED UPON AN OWNER'S DEATH.



If you die on or after annuity payments have begun:



     - any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.




The Code imposes very similar distribution requirements on Contracts used to fund tax qualified plans. We provide the required provisions for tax qualified plans in separate disclosures and endorsements.



Death benefits following death of annuitant



Under DECLARATION and PATRIOT Contracts, if the annuitant dies before your contract's date of maturity, we will pay a standard death benefit, unless you have elected an enhanced death benefit rider. Under REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE

Contracts, our payment of the "standard" death benefit, and any enhanced death benefits, depends on the form of ownership and whether there is one annuitant or joint annuitants:


     - If your contract is owned by a single natural person and has a single annuitant, the death benefit is payable on the earlier of the owner's death and the annuitant's death.

     - If your contract is owned by a single natural person and has joint annuitants, the death benefit is payable on the earliest of the owner's death (whether or not the owner is also an annuitant) and the last annuitant's death.

     - If your contract is owned by joint owners and has a single annuitant, the death benefit is payable on the earliest of the first owner's death (whether or not the owner is also an annuitant) and the annuitant's death.

     - If your contract is owned by joint owners and has joint annuitants, the death benefit is payable on the earliest of the first owner's death (whether or not the owner is also an annuitant) and the last annuitant's death.


In certain states, such as IL and MN, the death benefit under REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts is payable only upon an annuitant's death. YOU SHOULD REVIEW YOUR CONTRACT CAREFULLY TO DETERMINE WHEN A "STANDARD" DEATH BENEFIT IS PAYABLE.



If your PATRIOT, DECLARATION, REVOLUTION ACCESS, REVOLUTION EXTRA or REVOLUTION VALUE contract has joint owners, each owner will automatically be deemed to be the beneficiary of the other. This means that any death benefit payable upon the death of one owner will be paid to the other owner. In that case, any other beneficiary you have named would receive the death benefit only if neither joint owner remains alive at the time the death benefit becomes payable.



Standard death benefit



The standard death benefit under DECLARATION, PATRIOT, REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts is the greater of:



     - the total value of your contract, adjusted by any then-applicable market value adjustment, or



     - the total amount of premium payments made, minus any partial withdrawals and related withdrawal charges.



Enhanced death benefit riders



We offered several optional death benefit riders under DECLARATION, PATRIOT, REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts that, depending on state availability and our underwriting rules, were available to you at the time you purchased your Contract. For an extra fee, these optional death benefit riders could enhance the standard death benefit payable under your Contract, subject to the terms and limitations contained in the rider.



Under DECLARATION and PATRIOT Contracts, we offered a "Stepped-Up" death benefit rider and an "Accidental Death Benefit" rider to applicants under age 80 at the time of purchase. Under REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts, we offered an "Enhanced" death benefit rider if each owner and each annuitant was under age 80 at the time of purchase. We also offered an "Earnings enhancement" death benefit rider to purchasers of REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts if each owner and each annuitant was under age 75 at the time of purchase. The "Earnings enhancement" death benefit rider was not available, however, to Contracts issued in connection with tax-qualified plans.



We provide a general description of each of these riders in Appendix ___ to this Prospectus.



Calculation and payment of death benefit value


We calculate the death benefit value as of the day we receive, in proper order at the John Hancock Annuity Service Office:

     -    proof of death before the contract's date of maturity, and


     -    any required instructions as to method of settlement.



We will generally pay the death benefit in a "lump-sum" under our current administrative procedures to the beneficiary you chose, unless



     - the death benefit is payable because of the owner's death, the designated beneficiary is the owner's spouse, and he or she elects to continue the contract in force; or



     - an optional method of settlement is in effect. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than the minimum stated in your contract (in most states, $5,000), we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity Options".



WHAT OTHER OPTIONAL BENEFITS CAN I PURCHASE UNDER A CONTRACT?



(APPLICABLE ONLY TO REVOLUTION ACCESS, REVOLUTION EXTRA AND REVOLUTION VALUE VARIABLE ANNUITIES)

Accumulated Value Enhancement Benefit



Under this benefit, we will make a contribution to the total value of the Contract on a monthly basis if the covered person (who must be an Owner and the Annuitant):


- is unable to perform at least 2 activities of daily living without human assistance or has a cognitive impairment, AND

-    is receiving certain qualified services described in the rider.


The amount of the contribution (called the "Monthly Benefit") is shown in the specifications page of the Contract. However, the benefit contains an inflation protection feature that will increase the Monthly Benefit by 5% each year after the 7th Contract Year. The specifications page of the Contract also contains a limit on how much the total value of the Contract can be increased by this benefit (the "benefit limit"). The rider must be in effect for 7 years before any increase will occur.



You may elect this benefit only when you apply for the Contract. Under our current administrative rules, the Monthly Benefit (without regard to the inflation protection feature) is equivalent to 1% of your initial Purchase Payment, up to a maximum Purchase Payment of $300,000. We may reduce this $300,000 limit further, however, if you own additional annuity Contracts issued by JHVLICO and its affiliates that provide a similar benefit. The $300,000 limit applies only to the calculation of the Monthly Benefit under the accumulated value enhancement rider. (See "Limits on Purchase Payments" for a general description of other Purchase Payment limits under the Contract).



You cannot elect this rider unless you have also elected the waiver of withdrawal charge rider. There is a monthly charge for this benefit as described in the Fee Tables.



The rider will terminate if the Contract terminates, if the covered person dies, if the benefit limit is reached, if the Owner is the covered person and the Ownership of the Contract changes, or if, before annuity payments start, the total value of the Contract falls below an amount equal to 25% of your initial Purchase Payment. You may cancel the rider by written notice at any time. The rider charge will terminate when the rider terminates.



If you choose to continue the rider after the Contract's Maturity Date, charges for the rider will be deducted from annuity payments and any Monthly Benefit for which the covered person qualifies will be added to the next annuity payment.


In certain marketing materials, this rider may be referred to as "CARESolutions Plus."


You should carefully review the tax considerations for optional benefit riders on page [#] before selecting this optional benefit rider.



CONTRACTS ISSUED BEFORE MAY 1, 2004 MAY HAVE BEEN ISSUED WITH THE FOLLOWING OPTIONAL BENEFIT RIDER:


Guaranteed Retirement Income Benefit

Under this benefit, we will guarantee the amount of annuity payments you receive, if the following conditions are satisfied:


- The Maturity Date must be within the 30 day period following a Contract anniversary.



- If the Annuitant was age 45 or older on the date of issue, the Contract must have been in effect for at least 10 Contract Years on the Maturity Date and the Maturity Date must be on or after the Annuitant's 60th birthday and on or before the Annuitant's 90th birthday.



- If the Annuitant was less than age 45 on the date of issue, the Contract must have been in effect for at least 15 Contract Years on the Maturity Date and the Maturity Date must be on or before the Annuitant's 90th birthday.



If your Contract was issued with this rider, you need not choose to receive the guaranteed income benefit that it provides. Rather, unless and until such time as you exercise your option to receive a guaranteed income benefit under this rider, you will continue to have the option of exercising any other right or option that you would have under the Contract (including withdrawal and annuity payment options) if the rider had not been added to it.



If you do decide to add this rider to your Contract, and if you do ultimately decide to take advantage of the guaranteed income it provides, we will automatically provide that guaranteed income in the form of fixed payments under our "Option A: life annuity with payments for guaranteed period" described below under "Annuity options." The guaranteed period will automatically be a number of years that the rider specifies, based on the Annuitant's age at the annuity date and whether your Contract is purchased in connection with a tax-qualified plan. (These specified periods range from 5 to 10 years.) You will have no discretion to vary this form of payment, if you choose the guaranteed income benefit under this rider.



We guarantee that the amount you can apply to this annuity payment option will be at least equal to the amount of each Purchase Payment you have paid, accumulated at the rate(s) specified in the Contract, but adjusted for any partial withdrawals you have taken.

The accumulation rates differ between (a) Contract Value allocated to a Fixed Investment Option or Money Market Investment Option (currently 4%) and (b) Contract Value allocated to all other Variable Investment Options (currently 5%). Withdrawals reduce the accumulated amount in direct proportion to the percentage of Contract Value that was reduced by the withdrawal (including any withdrawal charges). After a withdrawal, the accumulation rate(s) will only be applied to the remaining accumulated amount. If your total Contract Value is higher than the amount we guarantee, we will apply the higher amount to the annuity payment option instead of the guaranteed amount.



There is a monthly charge for this rider as described in the Fee Tables. The rider (and the related charges) automatically terminate if your Contract is surrendered or the Annuitant dies. After you've held your Contract for 10 years, you can terminate the rider by written request.


CAN I RETURN MY CONTRACT?


In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. To have canceled your Contract, you would have simply delivered or mailed it to:



-    JHVLICO at the John Hancock Annuity Service Office



-    the JHVLICO representative who delivered the Contract to you.



In most states, you would have received a refund equal to the total value of your Contract on the date of cancellation, minus the extra credit deduction (APPLICABLE ONLY TO REVOLUTION EXTRA VARIABLE ANNUITY CONTRACTS, as defined below), adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you would have paid. The date of cancellation would have been the date we receive the Contract.



The "extra credit deduction" is equal to the lesser of (1) the portion of the total value of your Contract that is attributable to any extra credits and (2) the amount of all extra credits. Thus, you would have received any gain and we would have bore any loss on extra credits if you return your Contract within the time period specified above.



WHAT ADDITIONAL GUARANTEE APPLIES TO THE FIXED INVESTMENT OPTIONS UNDER MY CONTRACT?

JHVLICO's ultimate corporate parent, Manulife Financial Corporation ("MFC"), has guaranteed JHVLICO's obligations with respect to any fixed investment options you elect (the "MFC Subordinated Guarantee"). The MFC Subordinated Guarantee will apply unless and until we notify you otherwise. (If we give you such notice, however, the MFC Subordinated Guarantee would remain in effect for all guarantee periods under the fixed investment options that had already started, and would be inapplicable only to guarantee periods starting after the date of such notice.) The MFC Subordinated Guarantee does not relieve JHVLICO of any obligations under your contract -- it is in addition to all of the rights and benefits that the contract provides. There is no charge or cost to you for the MFC Subordinated Guarantee, and there are no disadvantages to you of having this additional guarantee.

John Hancock Financial Services, Inc. ("JHFS") guaranteed JHVLICO fixed investment option guarantee periods that began prior to June 29, 2005 (the "JHFS Guarantee"). The JHFS Guarantee does not apply to fixed investment option guarantee periods that began on or after June 29, 2005.

Under the rules of the United States Securities and Exchange Commission ("SEC"), the MFC Subordinated Guarantee relieves us of our obligation to file with the SEC annual, quarterly and current reports on Form 10-K, Form 10-Q and Form 8-K, respectively, and thereby saves us the expense of being an SEC reporting company. MFC is a company organized under the laws of Canada and its common shares are listed principally on the Toronto Stock Exchange and the New York Stock Exchange. MFC files with the SEC annual and current reports on Forms 40-F and 6-K, respectively. MFC's consolidated financial statements include information about JHFS and us in a footnote containing condensed consolidating financial information with separate columns for MFC, JHFS, JHVLICO and other subsidiaries of MFC, together with consolidating adjustments.

Similarly, we and JHFS implemented the JHFS Guarantee in order to save us the expenses of being a public company. JHFS was our ultimate corporate parent and a publicly-traded company that filed annual and quarterly reports with the SEC. In April 2004, JHFS was merged with a subsidiary of MFC.

WHAT ARE THE TERMS OF THE MFC SUBORDINATED GUARANTEE?

MFC guarantees your full interest in any fixed investment option. This means that, if we fail to honor any valid request to surrender, transfer, or withdraw any amount from a guarantee period, or fail to allocate amounts from a fixed investment option to an annuity option when it is obligated to do so, MFC guarantees the full amount that you would have received, or value that you would have been credited with, had we fully met our obligations under your Contract with respect to such fixed investment option. If we fail to pay any amount that becomes payable under the Contract upon the death of an owner or annuitant, MFC guarantees the unpaid amount, up to the Contract value in any fixed investment option on the date of death, increased by any accrued but uncredited interest attributable thereto and increased by any upward market value adjustment that would have been payable upon any surrender of the Contract at that time (but not decreased by any negative market value adjustment). If we fail to make payment when due of any amount that is guaranteed by MFC, you could directly request MFC to satisfy our obligation, and MFC must do so. You would not have to make any other demands on us as a precondition to making a claim against MFC under the MFC Subordinated Guarantee.

The MFC Subordinated Guarantee constitutes an unsecured obligation of MFC as guarantor, and is subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other guarantees or obligations of MFC which by their terms are designated as ranking equally in right of payment with or subordinated to the MFC Subordinated Guarantee, and effectively rank senior to MFC's preferred and common shares.

HOW CAN I FIND ADDITIONAL INFORMATION ABOUT MFC?

         MFC is subject to the information requirements of the U.S. Securities Exchange Act of 1934, as amended (the "Exchange Act"), and, in accordance with the Exchange Act, files reports and other information with the SEC. Under a multijurisdictional disclosure system adopted by the United States and Canada, these reports and other information (including financial information) may be prepared in accordance with the disclosure requirements of Canada, which are different from those of the United States.

         You may read and copy any reports, statements or other information filed by MFC at the SEC's Public Reference Room, Station Place, 100 F Street, N.E., Washington, D.C. 20549. Please call the SEC at 1-800-SEC-0330 for further information on the operation of the Public Reference Room. You can also inspect reports, proxy statements and other information about MFC at the offices of the New York Stock Exchange, 20 Broad Street, New York, New York 10005.

         You may also obtain copies of this information by mail from the Public Reference Section of the SEC, Station Place, 100 F Street, N.E., Washington, D.C. 20549, at prescribed rates, or from commercial document retrieval services. The SEC maintains a website that contains reports, proxy statements and other information, including those filed by MFC, at http://www.sec.gov. You may also access the SEC filings and obtain other information about MFC through the website maintained by MFC, which is http://www.manulife.com. The information contained in that website is not incorporated by reference into this prospectus.

         MFC and JHVLICO filed a joint registration statement on Form F-3 with the SEC in respect of the MFC guarantee described in this Prospectus. This Prospectus is a part of that registration statement. As permitted by SEC rules, this Prospectus does not contain all the information you can find in the registration statement. The SEC allows MFC to "incorporate by reference" information into this Prospectus, which means that we can disclose important information to you by referring you to other documents filed separately with the SEC.

         The information incorporated by reference is deemed to be part of this Prospectus, except for any information superseded by information in this Prospectus. These documents contain important information about the companies and their financial condition.

         MFC incorporates by reference the documents listed below, which were filed with the SEC.


(a)      MFC's Reports of Foreign Issuer on Form 6-K filed on ______, 2006; and

(b) MFC's Annual Report on Form 40-F for the year ended December 31, 2005, as filed on March __, 2006.


   Copies of the documents incorporated in this prospectus by reference may be obtained on request without charge from:

                         Manulife Financial Corporation
                            ATTN: Corporate Secretary
                          200 Bloor Street East, NT-10
                         Toronto, Ontario Canada M4W 1E5
                            Telephone: (416) 926-3000

Any annual reports on Form 20-F, Form 40-F or Form 10-K, any reports on Form 10-Q or Form 8-K, other than current reports furnished to the SEC pursuant to
Item 2.02 or Item 7.01 of Form 8-K, and any Form 6-K specifying that it is being incorporated by reference in this prospectus, as well as all prospectus supplements disclosing additional or updated information, filed by MFC with the SEC subsequent to the date of this prospectus shall be deemed to be incorporated by reference into this prospectus.

ANY STATEMENT CONTAINED IN THIS PROSPECTUS OR IN A DOCUMENT INCORPORATED OR DEEMED TO BE INCORPORATED BY REFERENCE IN THIS PROSPECTUS SHALL BE DEEMED TO BE MODIFIED OR SUPERSEDED FOR PURPOSES OF THIS PROSPECTUS TO THE EXTENT THAT A STATEMENT CONTAINED IN THIS PROSPECTUS OR IN ANY OTHER SUBSEQUENTLY FILED DOCUMENT WHICH ALSO IS OR IS DEEMED TO BE INCORPORATED BY REFERENCE IN THIS PROSPECTUS MODIFIES OR SUPERSEDES SUCH PRIOR STATEMENT. ANY STATEMENT OR DOCUMENT SO MODIFIED OR SUPERSEDED SHALL NOT, EXCEPT TO THE EXTENT SO MODIFIED OR SUPERSEDED, BE INCORPORATED BY REFERENCE AND CONSTITUTE A PART OF THIS PROSPECTUS.

YOU SHOULD RELY ON THE INFORMATION CONTAINED IN OR INCORPORATED BY REFERENCE
IN THIS PROSPECTUS OR ANY APPLICABLE PROSPECTUS SUPPLEMENT AND ON THE OTHER INFORMATION INCLUDED IN THE REGISTRATION STATEMENT OF WHICH THIS PROSPECTUS FORMS A PART. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH DIFFERENT OR ADDITIONAL INFORMATION. WE ARE NOT MAKING AN OFFER OF THE MFC GUARANTEES COVERED BY THIS PROSPECTUS IN ANY JURISDICTION WHERE THE OFFER IS NOT PERMITTED BY LAW. YOU SHOULD NOT ASSUME THAT THE INFORMATION CONTAINED IN OR INCORPORATED BY REFERENCE IN THISPPROSPECTUS OR ANY APPLICABLE PROSPECTUS SUPPLEMENT IS ACCURATE AS OF ANY DATE OTHER THAN THE DATE ON THE FRONT OF THIS PROSPECTUS OR ANY APPLICABLE PROSPECTUS SUPPLEMENT, AS THE CASE MAY BE.




                             Description of JHVLICO



We are John Hancock Variable Life Insurance Company, a stock life insurance company chartered in 1979 under Massachusetts law, with its home office at 197 Clarendon Street, Boston, Massachusetts 02117. We also have an Annuity Service Office at 601 Congress Street, Boston, Massachusetts 02210-2805. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia.






We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of Manulife Financial Corporation, a publicly-traded corporation organized under the laws of Canada. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. As a consequence of the merger, John Hancock's ultimate parent is now Manulife Financial Corporation. John Hancock"s home office is at John Hancock Place, Boston, Massachusetts 02117.



Our financial ratings are as follows:



     A++ A.M. Best



     Superior companies have a very strong ability to meet their obligations; 1st category of 16



     AA+ Fitch



     Very strong capacity to meet policyholder and Contract obligations; 2nd category of 24



     AA+ Standard & Poor's

     Very strong financial security characteristics; 2nd category of 21



     Aa2 Moody's



     Excellent in financial strength; 3rd category of 21



These ratings are current as of the date of this Prospectus and are subject to change. They are assigned as a measure of our ability to honor any guarantees provided by the Contract and any applicable optional riders but not specifically to our products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.



                 How We Support the Variable Investment Options



You do not invest directly in the Funds made available under the Contract. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through John Hancock Variable Annuity Account JF ("Separate Account"). We hold the Fund's shares in a "sub-account" (usually with a name similar to that of the corresponding Fund).



The Company established John Hancock Variable Annuity Account JF under Massachusetts law. The Separate Account's assets, including the Funds' shares, belong to JHVLICO. Each Contract provides that amounts we hold in the Separate Account pursuant to the Contracts cannot be reached by any other persons who may have claims against us.



All of JHVLICO's general assets also support JHVLICO's obligations under the Contracts, as well as all of its other obligations and liabilities. These general assets consist of all JHVLICO's assets that are not held in the Separate Account (or in another separate account) under variable annuity or variable life insurance Contracts that give their Owners a preferred claim on those assets.



We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.



The Separate Accounts are registered as unit investment trusts under the Investment Company Act of 1940 ("1940 Act"). Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Account. If we determine that it would be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.



Information About the Funds



We may receive compensation from Funds or the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement. We invest the assets of each Sub-Account in NAV shares of a corresponding Fund of the Trust.



The Funds available under the Contracts are listed below. Certain Variable Investment Options may not be available under a Contract.



JOHN HANCOCK TRUST



                                                                                   AVAILABLE ON:
                                                                                   -------------
CAPITAL GUARDIAN TRUST COMPANY
Managed Trust *                   seeks income and long-term capital               Revolution Access
                                  appreciation by investing primarily in a         Revolution Extra
                                  diversified mix of: (a) common stocks of large   Revolution Value
                                  and mid sized U.S. companies, and (b) bonds      Patriot
                                  with an overall intermediate term average
                                  maturity.

Overseas Equity Trust             seeks long-term capital appreciation by          Revolution Access
                                  investing, under normal market conditions, at    Revolution Extra
                                  least 80% of its assets in equity securities     Revolution Value
                                  of companies outside the U.S. in a diversified   Patriot
                                  mix of large established and medium-sized        Declaration
                                  foreign companies located primarily in
                                  developed countries and, to a lesser extent,
                                  in emerging markets.

DAVIS ADVISORS

Financial Services Trust          seeks growth of capital by investing primarily   Revolution Access
                                  in common stocks of financial companies.         Revolution Extra
                                  During normal market conditions, at least 80%    Revolution Value
                                  of the portfolio's net assets (plus any          Patriot
                                  borrowings for investment purposes) are          Declaration
                                  invested in companies that are principally
                                  engaged in financial services. A company is
                                  "principally engaged" in financial services if
                                  it owns financial services-related assets
                                  constituting at least 50% of the value of its
                                  total assets, or if at least 50% of its
                                  revenues are derived from its provision of
                                  financial services.

DECLARATION MANAGEMENT &
RESEARCH COMPANY
Active Bond Trust **              seek income and capital appreciation by          Revolution Access
                                  investing at least 80% of its assets in a        Revolution Extra
                                  diversified mix of debt securities and           Revolution Value
                                  instruments.                                     Patriot
                                                                                   Declaration

Bond Index Trust B                seeks to track the performance of the Lehman     Revolution Access
                                  Brothers Aggregate Index (which represents the   Revolution Extra
                                  U.S. investment grade bond market) by            Revolution Value
                                  investing, under normal market conditions, at    Patriot
                                  least 80% of its assets in securities listed
                                  in the Lehman Index.

Short-Term Bond Trust             Seeks income and capital appreciation by         Revolution Access
                                  investing at least 80% of its assets in a        Revolution Extra
                                  diversified mix of debt securities and           Revolution Value
                                  instruments.                                     Patriot

DEUTSCHE ASSET MANAGEMENT INC.
Real Estate Securities Trust      seeks to achieve a combination of long-term      Revolution Access
                                  capital appreciation and current income by       Revolution Extra
                                  investing, under normal market conditions, at    Revolution Value
                                  least 80% of its net assets (plus any            Patriot
                                  borrowings for investment purposes) in equity
                                  securities of real estate investment trusts
                                  ("REITS") and real estate companies.

GRANTHAM, MAYO, VAN OTTERLOO &
CO. LLC
Managed Trust *                   seeks income and long-term capital               Revolution Access
                                  appreciation by investing primarily in a         Revolution Extra
                                  diversified mix of: (a) common stocks of large   Revolution Value
                                  and mid sized U.S. companies, and (b) bonds      Patriot
                                  with an overall intermediate term average
                                  maturity.

INDEPENDENCE INVESTMENT LLC
Growth and Income Trust           seeks income and long-term capital               Revolution Access
(formerly, Growth &               appreciation by investing, under normal market   Revolution Extra
Income II Trust)                  conditions, primarily in a diversified mix of    Revolution Value
                                  common stocks of large U.S. companies.           Patriot
                                                                                   Declaration

JENNISON ASSOCIATES LLC
Capital Appreciation Trust        seeks long-term capital growth by investing at   Revolution Access
                                  least 65% of its total assets in                 Revolution Extra
                                  equity-related securities of companies that      Revolution Value
                                  exceed $1 billion in market capitalization and   Patriot
                                  that the subadviser believes have
                                  above-average growth prospects. These
                                  companies are generally medium-to-large
                                  capitalization companies.

MFC GLOBAL INVESTMENT
MANAGEMENT (U.S.A.) LIMITED
500 Index Trust B                 seeks to approximate the aggregate total         Revolution Access
                                  return of a broad U.S. domestic equity market    Revolution Extra
                                  index investing, under normal market             Revolution Value
                                  conditions, at least 80% of its net assets       Patriot
                                  (plus any borrowings for investment purposes)    Declaration
                                  in (a) the common stocks that are included in
                                  the S & P 500 Index and (b) securities (which
                                  may or may not be included in the S & P 500
                                  Index) that MFC Global (U.S.A.) believes as a
                                  group will behave in a manner similar to the
                                  index.

Mid Cap Index Trust               seeks to approximate the aggregate total         Revolution Access
                                  return of a mid cap U.S. domestic equity         Revolution Extra
                                  market index by attempting to track the          Revolution Value
                                  performance of the S&P Mid Cap 400 Index.

Money Market Trust B              seeks to obtain maximum current income           Revolution Access
                                  consistent with preservation of principal and    Revolution Extra
                                  liquidity by investing in high quality, U.S.     Revolution Value
                                  Dollar denominated money market instruments.     Patriot
                                                                                   Declaration

Small Cap Index Trust             seeks to approximate the aggregate total         Revolution Access
                                  return of a small cap U.S. domestic equity       Revolution Extra
                                  market index by attempting to track the          Revolution Value
                                  performance of the Russell 2000 Index.

Total Stock Market Index Trust    seeks to approximate the aggregate total         Revolution Access
                                  return of a broad U.S. domestic equity market    Revolution Extra
                                  index by attempting to track the performance     Revolution Value
                                  of the Wilshire 5000 Equity Index.

PACIFIC INVESTMENT MANAGEMENT
COMPANY
Global Bond Trust                 seeks to realize maximum total return,           Revolution Access
                                  consistent with preservation of capital and      Revolution Extra
                                  prudent investment management by investing the   Revolution Value
                                  portfolio's assets primarily in fixed income     Patriot
                                  securities denominated in major foreign
                                  currencies, baskets of foreign currencies
                                  (such as the ECU), and the U.S. dollar.

Total Return Trust                seeks to realize maximum total return,           Revolution Access
                                  consistent with preservation of capital and      Revolution Extra
                                  prudent investment management by investing,      Revolution Value
                                  under normal market conditions, at least 65%
                                  of the portfolio's assets in a diversified
                                  portfolio of fixed income securities of
                                  varying maturities. The average portfolio
                                  duration will normally vary within a three- to
                                  six-year time frame based on the subadviser's
                                  forecast for interest rates.

SALOMON BROTHERS ASSET
MANAGEMENT INC
High Yield Trust                  seeks to realize an above-average total return   Revolution Access
                                  over a market cycle of three to five years,      Revolution Extra
                                  consistent with reasonable risk, by investing    Revolution Value
                                  primarily in high yield debt securities,         Patriot
                                  including corporate bonds and other
                                  fixed-income securities.

SSGA FUNDS MANAGEMENT, INC.
International Equity Index        seeks to track the performance of a              Revolution Access
Trust B                           broad-based equity index of foreign companies    Revolution Extra
                                  primarily in developed countries and, to a       Revolution Value
                                  lesser extent, in emerging market countries by   Patriot
                                  investing, under normal market conditions, at
                                  least 80% of its assets in securities listed
                                  in the Morgan Stanley Capital International
                                  All Country World Excluding U.S. Index

T. ROWE PRICE ASSOCIATES, INC.
Blue Chip Growth Trust            seeks to achieve long-term growth of capital     Revolution Access
                                  (current income is a secondary objective) by     Revolution Extra
                                  investing, under normal market conditions, at    Revolution Value
                                  least 80% of the portfolio's total assets in     Patriot
                                  the common stocks of large and medium-sized
                                  blue chip growth companies. Many of the stocks
                                  in the portfolio are expected to pay
                                  dividends.

Equity-Income Trust               seeks to provide substantial dividend income     Revolution Access
                                  and also long-term capital appreciation by       Revolution Extra
                                  investing primarily in dividend-paying common    Revolution Value
                                  stocks, particularly of established companies    Patriot
                                  with favorable prospects for both increasing
                                  dividends and capital appreciation.

Health Sciences Trust             seeks long-term capital appreciation by          Revolution Access
                                  investing, under normal market conditions, at    Revolution Extra
                                  least 80% of its net assets (plus any            Revolution Value
                                  borrowings for investment purposes) in common
                                  stocks of companies engaged in the research,
                                  development, production, or distribution of
                                  products or services related to health care,
                                  medicine, or the life sciences (collectively
                                  termed "health sciences").

Mid Value Trust                   seek long-term capital appreciation by           Revolution Access
                                  investing, under normal market conditions,       Revolution Extra
                                  primarily in a diversified mix of common         Revolution Value
                                  stocks of mid size U.S. companies that are       Patriot
                                  believed to be undervalued by various measures
                                  and offer good prospects for capital
                                  appreciation.

WELLINGTON MANAGEMENT
COMPANY, LLP
Mid Cap Stock Trust               seeks long-term growth of capital by investing   Revolution Access
                                  primarily in equity securities of mid-size       Revolution Extra
                                  companies with significant capital               Revolution Value
                                  appreciation potential.

Small Cap Growth Trust            seeks long-term capital appreciation by          Revolution Access
                                  investing, under normal market conditions,       Revolution Extra
                                  primarily in small-cap companies that are        Revolution Value
                                  believed to offer above average potential for    Patriot
                                  growth in revenues and earnings.                 Declaration

Small Cap Value Trust             seeks long-term capital appreciation by          Revolution Access
                                  investing, under normal market conditions, at    Revolution Extra
                                  least 80% of its assets in small-cap companies   Revolution Value
                                  that are believed to be undervalued by various   Patriot
                                  measures and offer good prospects for capital    Declaration
                                  appreciation.



**. The Active Bond Trust is subadvised by Declaration Management & Research LLC (65%) and Sovereign Asset Management LLC (35%)



1. The Managed Trust is subadvised by Grantham, Mayo, Van Otterloo & Co. LLC (60%) and Declaration Management & Research LLC (40)%

                    Description of Charges at the Fund Level


The Funds must pay investment management fees and other operating expenses. These fees and expenses, as shown in the Fund expense table in the Fee Tables, are different for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Variable Investment Options you select.



The Trust receives investment advisory services from John Hancock Investment Management Services, LLC ("JHIMS") and pays it management fees. JHIS pays a portion of these fees to the Funds' managers. We may also receive payments from a Fund or its affiliates at an annual rate of up to approximately 0.40% of the average net assets that holders of our variable annuity Contracts have invested in that Fund. Any such payments do not, however, result in any charge to you in addition to what is shown in the table.



The figures for the Funds shown in the Fund expense table are based on historical Fund expenses, as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Expenses of the Funds are not fixed or specified under the terms of the Contract, and those expenses may vary from year to year.



                   How We Support The Fixed Investment Options



All of JHVLICO's general assets (discussed above) support its obligations under the Fixed Investment Options (as well as all of its other obligations and liabilities). To hold the assets that support primarily the Fixed Investment Options, we have established a "non-unitized" separate account. With a non-unitized separate account, you have no interest in or preferential claim on any of the assets held in the account. The investments we purchase with amounts you allocated to the Fixed Investment Options belong to us; any favorable investment performance on the assets allocated to the Fixed Investment Options belongs to us. Instead, you earn interest at the guaranteed interest rate of the Fixed Investment Option you selected, provided that you don't surrender, transfer, or withdraw your assets prior to the end of your selected Fixed Investment Option.



                      How The Fixed Investment Options Work



Amounts you allocate to the Fixed Investment Options earn interest at a guaranteed rate commencing with the date of allocation. At the expiration of the Fixed Investment Option, we will automatically transfer its total value to a Money Market Variable Investment Option under your Contract, unless you elect to:



-    withdraw all or a portion of any such amount from the Contract,



- allocate all or a portion of such amount to a new Fixed Investment Option or periods of the same or different duration as the expiring Fixed Investment Option, or



- allocate all or a portion of such amount to one or more of the Variable Investment Options.



You must notify us of any such election, by mailing a request to us at the John Hancock Annuity Service Office at least 30 days prior to the end of the expiring Fixed Investment Option. We will notify you of the end of the Fixed Investment Option at least 30 days prior to its expiration. The first day of the new Fixed Investment Option or other reallocation will begin the day after the end of the expiring Fixed Investment Option.



We currently make available Fixed Investment Options with durations of five years. For Contracts issued before September 30, 2002, however, we may permit you to select different durations. If you select any Fixed Investment Option with a duration that extends beyond your Contract's Maturity Date, your maturity date will automatically be changed to the Annuitant's 95th birthday (or a later date, if we approve). We reserve the right to add or delete Fixed Investment Options for new allocations to or from those that are available at any time.


Guaranteed Interest Rates


Each Fixed Investment Option has its own guaranteed interest rate. We may, at our discretion, change the guaranteed rate for future Fixed Investment Options. These changes will not affect the guaranteed rates being paid on Fixed Investment Options that have already commenced. Each time you allocate or transfer money to a Fixed Investment Option, a new Fixed Investment Option, with a new interest rate, begins to run with respect to that amount. The amount allocated or transferred earns a guaranteed rate that will continue unchanged until the end of that period.



We make the final determination of guaranteed rates and Fixed Investment Options to be declared. We cannot predict or assure the level of any future guaranteed rates or the availability of any future Fixed Investment Options.

You may obtain information concerning the guaranteed rates applicable to the various Fixed Investment Options, and the durations of the Fixed Investment Options offered at any time by calling the John Hancock Annuity Service Office.


Calculation of Market Value Adjustment ("MVA")


If you withdraw, surrender, transfer, or otherwise remove money from a Fixed Investment Option prior to its expiration date, we will apply a market value adjustment.


A market value adjustment also generally applies to:


-    death benefits pursuant to your Contract,



-    amounts you apply to an Annuity Option, and


-    amounts paid in a single sum in lieu of an annuity.


The market value adjustment increases or decreases your remaining value in the Fixed Investment Option. If the value in that Fixed Investment Option is insufficient to pay any negative MVA, we will deduct any excess from the value in your other Investment Options pro-rata based on the value in each. If there is insufficient value in your other Investment Options, we will in no event pay out more than the surrender value of the Contract.


Here is how the MVA works:

We compare:


- the guaranteed rate of the Fixed Investment Option from which the assets are being taken WITH



- the guaranteed rate we are currently offering for Fixed Investment Options of the same duration as remains on the Fixed Investment Option from which the assets are being taken.



If the first rate exceeds the second by more than 1/2%, the market value adjustment produces an increase in your Contract's value.



If the first rate does not exceed the second by at least 1/2%, the market value adjustment produces a decrease in your Contract's value.



For this purpose, we consider that the amount withdrawn from the Fixed Investment Option includes the amount of any negative MVA and is reduced by the amount of any positive MVA.



The mathematical formula and sample calculations for the market value adjustment appear in Appendix [_].

                             The Accumulation Period


Your Value in Our Variable Investment Options


Each Purchase Payment or transfer that you allocate to a Variable Investment Option purchases accumulation units of that Variable Investment Option. Similarly, each withdrawal or transfer that you take from a Variable Investment Option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.


Valuation of Accumulation Units

To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:


                          dollar amount of transaction
                                   DIVIDED BY
                     value of one accumulation unit for the
                  applicable Variable Investment Option at the
                            time of such transaction



The value of each accumulation unit will change daily depending upon the investment performance of the Fund that corresponds to that Variable Investment Option and certain charges we deduct from such Investment Option. (See below under "Variable Investment Option Valuation Procedures.")



Therefore, at any time prior to the Maturity Date, the total value of your Contract in a Variable Investment Option can be computed according to the following formula:



                  number of accumulation units in the Variable
                               Investment Options
                                      TIMES
                value of one accumulation unit for the applicable
                     Variable Investment Option at that time



Your Value in the Fixed Investment Options



On any date, the total value of your Contract in a Fixed Investment Option equals:



- the amount of Purchase Payments or transferred amounts allocated to the Fixed Investment Option, MINUS



- the amount of any withdrawals or transfers paid out of the Fixed Investment Option, MINUS


- the amount of any negative market value adjustments resulting from such withdrawals or transfers, PLUS

- the amount of any positive market value adjustments resulting from such withdrawals and transfers, MINUS


- the amount of any charges and fees deducted from that Fixed Investment Option, PLUS



- interest compounded daily on any amounts in the Fixed Investment Option from time to time at the effective annual rate of interest we have declared for that Fixed Investment Option.

                               The Annuity Period



Annuity payments are made to the Annuitant, if still living. If more than one Annuitant is living at the Maturity Date, the payments are made to the younger of them.



Maturity Date



Your Contract specifies the Maturity Date, when payments from one of our Annuity Options are scheduled to begin. You initially choose a Maturity Date when you complete your application for a Contract. Unless we otherwise permit, the Maturity Date must be:



- at least 6 months after the date the first Purchase Payment is applied to your Contract, and



-    no later than the maximum age specified in your Contract (normally age 95).



Subject always to these requirements, you may subsequently change the Maturity Date. The John Hancock Annuity Service Office must receive your new selection at least 31 days prior to the new Maturity Date, however. Also, if you are selecting or changing your Maturity Date for a Contract issued under a tax qualified plan, special limits apply. (See "Contracts Purchased for a Tax-Qualified Plan.")


Choosing Fixed or Variable Annuity Payments


During the Annuity Period, the total value of your Contract must be allocated to no more than four Investment Options. During the Annuity Period, we do not offer the Fixed Investment Options. Instead, we offer annuity payments on a fixed basis as one Investment Option, and annuity payments on a variable basis for EACH Variable Investment Option.



We will generally apply (1) amounts allocated to the Fixed Investment Options as of the Maturity Date to provide annuity payments on a fixed basis and (2) amounts allocated to Variable Investment Options to provide annuity payments on a variable basis. If you are using more than four Investment Options on the Maturity Date, we will divide your Contract's value among the four Investment Options with the largest values (considering all Fixed Investment Options as a single option), pro-rata based on the amount of the total value of your Contract that you have in each.



We will make a market value adjustment to any remaining Fixed Investment Option amounts on the Maturity Date, before we apply such amounts to an annuity payment option. We will also deduct any premium tax charge.


Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

Selecting an Annuity Option


Each Contract provides, at the time of its issuance, for annuity payments to commence on the Maturity Date pursuant to Option A: "Life Annuity with Payments for a Guaranteed Period" for the 10 year period (discussed under "Annuity Options".)



Prior to the Maturity Date, you may select a different Annuity Option. However, if the total value of your Contract on the Maturity Date is not at least $5,000, Option A: "Life Annuity with Payments for a Guaranteed Period" for the 10 year period will apply, regardless of any other election that you have made. You may not change the form of Annuity Option once payments commence.



If the initial monthly payment under an Annuity Option would be less than $50, we may make a single sum payment equal to the total surrender value of your Contract on the date the initial payment would be payable. Such single payment would replace all other benefits.



Subject to that $50 minimum limitation, your Beneficiary may elect an Annuity Option if:



-    you have not made an election prior to the Annuitant's death;



- the Beneficiary is entitled to payment of a death benefit of at least $5,000 in a single sum; and



- the Beneficiary notifies us of the election prior to the date the proceeds become payable.


Variable Monthly Annuity Payments


We determine the amount of the first variable monthly payment under any Variable Investment Option by using the applicable annuity purchase rate for the Annuity Option under which the payment will be made. The Contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the Annuitant or other payee.



The amount of each subsequent variable annuity payment under that Variable Investment Option depends upon the investment performance of that Variable Investment Option.

Here's how it works:


- we calculate the actual net investment return of the Variable Investment Option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.


- if that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

- if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.




Assumed Investment Rate

The assumed investment rate for any variable portion of your annuity payments will be 3 1/2% per year, except as follows.

You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

Transfers During the Annuity Period


Some transfers are permitted during the Annuity Period, but subject to different limitations than during the accumulation period. Once annuity payments on a variable basis have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to John Hancock Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of ANNUITY UNITs being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. Once annuity benefit payments begin, no transfers may be made from payments on a fixed basis to payments on a variable basis or from payments on a variable basis to payments on a fixed basis. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


Fixed Monthly Annuity Payments


The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the Annuity Option selected. To determine such dollar amounts we first, in accordance with the procedures described above, calculate the amount to be applied to the FIXED Annuity Option as of the Maturity Date. We then subtract any applicable premium tax charge, if applicable, and divide the difference by $1,000 .



We then multiply the result by the greater of:



- the applicable fixed annuity purchase rate shown in the appropriate table in the Contract; or



- the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the Annuitant, unless prohibited by law.)


Annuity Options


Here are some of the Annuity Options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those Annuity Options listed here and in your Contract.



OPTION A - LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your Beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guaranteed period to a contingent payee, subject to the terms of any supplemental agreement issued.



Federal income tax requirements currently applicable to Contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated Beneficiary.


OPTION B - LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

OPTION C - JOINT AND LAST SURVIVOR - We will provide payments monthly, quarterly, semiannually, or annually, for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments to the surviving payee. All payments stop at the death of the surviving payee.

OPTION D - JOINT AND 1/2 SURVIVOR; OR JOINT AND 2/3 SURVIVOR - We will provide payments monthly, quarterly, semiannually, and annually for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments (reduced to 1/2 or 2/3 the full payment amount) to the surviving payee. All payments stop at the death of the surviving payee.


OPTION E - LIFE INCOME WITH CASH REFUND - We will provide payments monthly, quarterly, semiannually, or annually for the payee's life. Upon the payee's death, we will provide a contingent payee with a lump-sum payment, if the total payments to the payee were less than the accumulated value at the time of annuitization. The lump-sum payment, if any, will be for the balance.


OPTION F - INCOME FOR A FIXED PERIOD - We will provide payments monthly, quarterly, semiannually, or annually for a pre-determined period of time to a maximum of 30 years. If the payee dies before the end of the fixed period, payments will continue to a contingent payee until the end of the period.


OPTION G - INCOME OF A SPECIFIC AMOUNT - We will provide payments for a specific amount. Payments will stop only when the amount applied and earnings have been completely paid out. If the payee dies before receiving all the payments, we will continue payments to a contingent payee until the end of the Contract.



With Options A, B, C, and D, we offer both fixed and/or variable annuity payments. With Options E, F, and G, we offer only Fixed Annuity payments. Payments under Options F and G must continue for 10 years, unless your Contract has been in force for 5 years or more.



If the payee is more than 85 years old on the Maturity Date, the following two options are not available without our consent:



- Option A: "Life Annuity with Payments for a Guaranteed Period" for the 5 year period and



-    Option B: "Life Annuity without Further Payment on Death of Payee."


                 Variable Investment Option Valuation Procedures


We compute the net investment return and accumulation unit values for each Variable Investment Option as of the end of each Business Day. A Business Day is any date on which the New York Stock Exchange is open for regular trading. Each Business Day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. On any date other than a Business Day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following Business Day.

                               FEDERAL TAX MATTERS

INTRODUCTION


The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.



This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.



OUR TAX STATUS



We are taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, our operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Account, but the operations of the Separate Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Account. We do not anticipate that we will be taxed on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Account.



The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or the Separate Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.


SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS


At present, the IRS has not provided guidance as to the tax effect of adding an optional nursing home waiver of withdrawal charge rider to an annuity Contract. The IRS might take the position that each charge associated with these riders is deemed a withdrawal from the Contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.


We do not currently report rider charges as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser before electing any of these optional benefit riders.


If you purchase a Qualified Contract with an optional death benefit or other optional benefit rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)," below.



NON-QUALIFIED CONTRACTS (CONTRACTS NOT PURCHASED TO FUND A QUALIFIED PLAN)


Undistributed Gains


Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.



However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.



Taxation of Annuity Payments



When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.



In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of Purchase Payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.



Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return.


Surrenders, Withdrawals and Death Benefits


When we make a single sum payment from your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment. A single sum payment, for these purposes, includes the total death benefit amount payable to you through the John Hancock Safe Access Account program.



When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.



For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity Contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single Contract.



As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect that the market value adjustment and certain optional benefits, e.g., the Principal Plus Rider, might have on the amount that is treated as the Contract Value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment and such optional benefits are treated for this purpose.



There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.



Taxation of Death Benefit Proceeds



All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.



Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:



- if distributed in a single sum payment, they are taxed in the same manner as a full withdrawal, as described above, or



- if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above, or



- If distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.



After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:



- if received in a single sum, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time, or



- if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.



Penalty Tax on Premature Distributions



There is a 10% IRS penalty tax on the taxable portion of any payment from a NON-QUALIFIED Contract. Exceptions to this penalty tax include distributions:

-    received on or after the date on which the Contract Owner reaches age 59
     1/2;



- attributable to the Contract Owner becoming disabled (as defined in the tax law);



- made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;



- made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;



-    made under a single-premium immediate annuity Contract; or



- made with respect to certain annuities issued in connection with structured settlement agreements.



Puerto Rico Non-Qualified Contracts



Distributions from Puerto Rico annuity Contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to Fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.



Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity Contract.


Diversification Requirements


Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.



In certain circumstances, the Owner of a variable annuity contract may be considered the Owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable Contract Owner will be considered the Owner of separate account assets if the Contract Owner possesses incidents of Ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as Owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the Owner of assets underlying a variable life insurance or annuity contract despite the Owner's ability to allocate Funds among as many as twenty sub-accounts.



The Ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract Owners were not Owners of separate account assets. Since you have greater flexibility in allocating Purchase Payments and Contract Values than was the case in those rulings, it is possible that you would be treated as the Owner of your Contract's proportionate share of the assets of the Separate Account.



We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the Owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.


QUALIFIED CONTRACTS (CONTRACTS PURCHASED FOR A QUALIFIED PLAN)


The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix __ of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.



We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless Funds are added from other sources, without regard to such limitations.



The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.



If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.



Special rules govern the time at which distributions to the Owner and Beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. THESE MINIMUM DISTRIBUTION REQUIREMENTS MAY AFFECT YOUR ABILITY TO USE GRIP IN CONNECTION WITH CERTAIN QUALIFIED PLANS, INCLUDING IRAS. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to Beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. IN ADDITION, THE PRESENCE OF THE DEATH BENEFIT OR AN OPTIONAL BENEFIT, SUCH AS THE GRIP BENEFIT, may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated Beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.



Penalty Tax on Premature Distributions



There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:



-    received on or after the date on which the Contract Owner reaches age 59
     1/2;



- received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or



- made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated Beneficiary (as defined in the tax law).



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.


Tax-Free Rollovers


If permitted under your plan, you may make a tax-free rollover from:


-    a traditional IRA to another traditional IRA,


- a traditional IRA to another Qualified Plan, including a Section 403(b) plan



- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,



- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,


- a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and

- a traditional IRA to a Roth IRA, subject to special restrictions discussed below.


In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.



Withholding on Eligible Rollover Distributions. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.



Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. However this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.



Loans



A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum loan amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.



Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.



The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the INVESTMENT ACCOUNTs will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.



Puerto Rico Contracts Issued to Fund Retirement Plans



The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity Contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.


SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                             Performance Information



We may advertise total return information about investments made in the Variable Investment Options. We refer to this information as "Account level" performance. In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable Variable Investment Option.


Total return at the Account level is the percentage change between:


- the value of a hypothetical investment in a Variable Investment Option at the beginning of the relevant period, and


-    the value at the end of such period.


At the Account level, total return reflects adjustments for any:



-    mortality and expense risk charges,



-    administrative charge,



-    annual Contract fee, and



- withdrawal charge payable if the Owner surrenders his Contract at the end of the relevant period.



Total return at the Account level does not, however, reflect any premium tax charges or any charges for optional benefit riders. Total return at the Account level will be lower than that at the Trust level where comparable charges are not deducted.



We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any Contract fee or withdrawal charge and it may be for additional durations.



We may advertise "current yield" and "effective yield" for investments in the Money Market Investment Option. Current yield refers to the income earned on your investment in the Money Market Investment Option over a 7-day period and then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.


Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.


Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax, any withdrawal charge, if applicable, or any charge for optional benefit riders.



                                     Reports



At least annually, we will send you (1) a report showing the number and value of the accumulation units in your Contract and (2) the financial statements of the Trust.



                                Voting Privileges



At meetings of the Funds' shareholders, we will generally vote all the shares of each Fund that we hold in the Account in accordance with instructions we receive from the Owners of Contracts that participate in the corresponding Variable Investment Option.



                                 Certain Changes


Changes to the Account

We reserve the right, subject to applicable law, including any required shareholder approval,


- to transfer assets that we determine to be your assets from the Account to another separate account or Investment Option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

-    to add or delete Variable Investment Options,


-    to change the underlying investment vehicles,

-    to operate the Account in any form permitted by law, and

- to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.


Unless otherwise required under applicable laws and regulations, notice to or approval of Owners will not be necessary for us to make such changes.


Variations in Charges or Rates for Eligible Classes


We may allow a reduction in or the elimination of any Contract charges, or an increase in a credited interest rate for a Fixed Investment Option. The affected Contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the Contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the Contracts.


The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:


-    the size of the initial Purchase Payment,


-    the size of the group or class,


- the total amount of Purchase Payments expected to be received from the group or class and the manner in which the Purchase Payments are remitted,



- the nature of the group or class for which the Contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;



- the purpose for which the Contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or



- the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class.



We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time. Any variation in charges, rates, or fees will reflect differences in costs and services, will apply uniformly to all prospective Contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any Owner.



                           Distribution of Contracts



Signator Investors, Inc. ("Signator") acts as principal distributor of the Contracts sold through this Prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers, Inc. Signator's address is 197 Clarendon Street, Boston, Massachusetts 02116. Signator is a subsidiary of John Hancock Life Insurance Company.



You can purchase a Contract through registered representatives of broker-dealers and certain financial institutions who have entered into selling agreements with JHVLICO and Signator. We pay broker-dealers compensation for promoting, marketing and selling our variable insurance and variable annuity products. In turn, the broker-dealers pay a portion of the compensation to their registered representatives, under their own arrangements. Signator will also pay its own registered representatives for sales of the Contracts to their customers. We do not expect the compensation we pay to such broker-dealers (including Signator) and financial institutions to exceed 7.0% (8.0% for REVOLUTION EXTRA, REVOLUTION ACCESS, AND REVOLUTION VALUE VARIABLE ANNUITIES) of Purchase Payments (on a present value basis) for sales of the Contracts described in this Prospectus. For limited periods of time, we may pay additional compensation to broker-dealers as part of special sales promotions. We offer these Contracts on a continuous basis, but neither JHVLICO nor Signator is obligated to sell any particular amount of Contracts. We also reimburse Signator for direct and indirect expenses actually incurred in connection with the marketing of these Contracts.



Signator representatives may receive additional cash or non-cash incentives (including expenses for conference or seminar trips and certain gifts) in connection with the sale of Contracts issued by us. From time to time, Signator, at its expense, may also provide significant additional amounts to broker dealers or other financial services firms which sell or arrange for the sale of the Contracts. Such compensation may include, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and/or other events or activities sponsored by the financial services firms. As a consequence of such additional compensation, representatives and financial services firms, including but not limited to Signator and its representatives, may be motivated to sell our Contracts instead of Contracts issued by other insurance companies.

We or our affiliates may provide compensation to broker-dealers for providing on-going service in relation to Contracts that have already been purchased. The amount and timing of compensation we or our affiliates may provide may vary, but total compensation paid to broker-dealers with respect to the Contracts is not expected to exceed the amount of compensation for distribution of the Contracts as described in this Prospectus.



                                     Experts



Ernst & Young LLP, independent registered public accounting firm, have audited the consolidated financial statements and schedules of John Hancock Variable Life Insurance Company at December 31, 2005, and 2004 and for each of the three years in the period ended December 31, 2004, and the financial statements of the Account at December 31, 2005 and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional Information, which also is a part of the registration statement that contains this Prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

             APPENDIX A: Details About Our Fixed Investment Options



Investments That Support Our Fixed Investment Options



We back our obligations under the Fixed Investment Options with JHVLICO's general assets. Subject to applicable law, we have sole discretion over the investment of our general assets (including those held in our "non-unitized" separate account that primarily supports the Fixed Investment Options). We invest these amounts in compliance with applicable state insurance laws and regulations concerning the nature and quality of our general investments.


We invest the non-unitized separate account assets, according to our detailed investment policies and guidelines, in fixed income obligations, including:

-    corporate bonds,

-    mortgages,

-    mortgage-backed and asset-backed securities, and

-    government and agency issues.


We invest primarily in domestic investment-grade securities. In addition, we use derivative Contracts only for hedging purposes, to reduce ordinary business risks associated with changes in interest rates, and not for speculating on future changes in the financial markets. Notwithstanding the foregoing, we are not obligated to invest according to any particular strategy.


Guaranteed Interest Rates


We declare the guaranteed rates from time to time as market conditions and other factors dictate. We advise you of the guaranteed rate for a selected Fixed Investment Option at the time we:



-    receive your Purchase Payment,


-    effectuate your transfer, or


-    renew your Fixed Investment Option.



We have no specific formula for establishing the guaranteed rates for the Fixed Investment Options. The rates may be influenced by interest rates generally available on the types of investments acquired with amounts allocated to the Fixed Investment Option. In determining guarantee rates, we may also consider, among other factors, the duration of the Fixed Investment Option, regulatory and tax requirements, sales and administrative expenses we bear, risks we assume, our profitability objectives, and general economic trends.


Computation of Market Value Adjustment


We determine the amount of the market value adjustment by multiplying the amount being taken from the Fixed Investment Option (before any applicable withdrawal charge, if any is applicable) by a factor expressed by the following formula:


                               (   1+g   )
                               (---------)(n/12)-1
                               (1+c+0.005)

where,


G    is the guaranteed rate in effect for the current Fixed Investment Option.



C is the current guaranteed rate in effect for new Fixed Investment Options with duration equal to the number of years remaining in the current Fixed Investment Option (rounded to the nearest whole number of years). If we are not currently offering such a Fixed Investment Option, we will declare a guarantee rate, solely for this purpose, consistent with interest rates currently available.



N is the number of complete months from the date of withdrawal to the end of the current Fixed Investment Option. (If less than one complete month remains, N equals one unless the withdrawal is made on the last day of the Fixed Investment Option, in which case no adjustment applies.)

SAMPLE CALCULATION 1: POSITIVE ADJUSTMENT

Amount withdrawn or transferred                $10,000
Guarantee period                               5 years
Time of withdrawal or transfer                 beginning of 3rd year of guaranteed period
Guaranteed rate (g)                            4%
Guaranteed rate for new 3 year guarantee (c)   3%
Remaining guarantee period (n)                 36 months

Market Value Adjustment:

                           [(   1+0.04   )           ]
                  10,000 X [(------------)(36/12) - 1] = 145.63
                           [(1+0.03+0.005)           ]

Amount withdrawn or transferred (adjusted for market value adjustment): $10,000 + $145.63 = $10,145.63


* All interest rates have been arbitrarily chosen for purposes of this example. In most cases they will bear little or no relation to the rates we actually guaranteeing at the time.


SAMPLE CALCULATION 2: NEGATIVE ADJUSTMENT

Amount withdrawn or transferred                $10,000
Guarantee period                               5 years
Time of withdrawal or transfer                 beginning of 3rd year of guaranteed period
Guaranteed rate (g)                            4%
Guaranteed rate for new 3 year guarantee (c)   5%
Remaining guarantee period (n)                 36 months

Market Value Adjustment:

                          [(   1+0.04   )           ]
                 10,000 X [(------------)(36/12) - 1] = - 420.50
                          [(1+0.05+0.005)           ]

Amount withdrawn or transferred (adjusted for market value adjustment): $10,000
- $420.50 = $9,579.50

* All interest rates shown have been arbitrarily chosen for purposes of this example. In most cases they will bear little or no relation to the rates we are actually guaranteeing at any time.

              APPENDIX B: Example of Withdrawal Charge Calculation (APPLICABLE ONLY TO DECLARATION AND PATRIOT VARIABLE ANNUITIES)



Assume the Following Facts:



On January 1, 1997, you make a $5000 initial Purchase Payment and we issue you a Contract.



On January 1, 1998, you make a $1000 Purchase Payment.



On January 1, 1999, you make a $1000 Purchase Payment.



On January 1, 2000, the total value of your Contract is $9000 because of good investment earnings.



Now assume you make a partial withdrawal of $6000 (no tax withholding) on January 2, 2000. In this case, assuming no prior withdrawals, we would deduct a CDSL of $272.23. We withdraw a total of $6272.23 from your Contract.



          $6,000.00 -- withdrawal request payable to you
          +  272.23 -- withdrawal charge payable to us
          ---------
          $6,272.23 -- total amount withdrawn from your Contract



Here Is How We Determine the Withdrawal Charge:



     (1) We FIRST reduce your $5000 INITIAL PURCHASE PAYMENT by the three annual $30 Contract fees we assessed on January 1, 1998, 1999, and 2000. We withdraw the remaining $4910 from your Contract.



          $5,000
          -   30 -- 1998 Contract fee payable to us
          -   30 -- 1999 Contract fee payable to us
          -   30 -- 2000 Contract fee payable to us
          ------
          $4,910 -- amount of your initial Purchase Payment we would consider to be withdrawn



Under the free withdrawal provision, we deduct 10% of the total value of your Contract at the beginning of the Contract Year, or $900 (.10 x $9000). We pay the $900 to you as part of your withdrawal request, and we assess a withdrawal charge on the remaining balance of $4010. Because you made the initial Purchase Payment 3 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $200.50 from your Contract to cover the withdrawal charge on your initial Purchase Payment. We pay the remainder of $3809.50 to you as a part of your withdrawal request.



          $4,910.00
          -     900 -- free withdrawal amount (payable to you)
          ---------
          $   4,010
          x     .05
          ---------
          $  200.50 -- withdrawal charge on initial Purchase Payment
                       (payable to us)

          $4,010.00
          -  200.50
          ---------
          $3,809.50 -- part of withdrawal request payable to you



     (2) We NEXT deem the entire amount of your 1998 PURCHASE PAYMENT to be withdrawn and we assess a withdrawal charge on that $1000 amount. Because you made this Purchase Payment 2 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $50 from your Contract to cover the withdrawal charge on your 1998 Purchase Payment. We pay the remainder of $950 to you as a part of your withdrawal request.



          $1,000
          x  .05
          ------
          $   50 -- withdrawal charge on 1998 Purchase Payment (payable to us)

          $1,000
          -   50
          ------
          $  950 -- part of withdrawal request payable to you

     (3) We NEXT determine what additional amount we need to withdraw to provide you with the total $6000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3809.50 from your initial Purchase Payment, and $950 from your 1998 Purchase Payment. Therefore, $340.50 is needed to reach $6000.



          $6,000.00 -- total withdrawal amount requested
          -  900.00 -- free withdrawal amount
          -3,809.50 -- payment deemed from initial Purchase Payment
          -  950.00 -- payment deemed from 1998 Purchase Payment
          ---------
          $  340.50 -- additional payment to you needed to reach $6000



We know that the withdrawal charge percentage for this remaining amount is 6%, because you are already deemed to have withdrawn all Purchase Payments you paid prior to 1999. We use the following formula to determine how much more we need to withdraw:



Remainder due to you = Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]



          $ 340.50      =  x - [.06x]
          $ 340.50      =  .94x
          $ 340.50/0.94 =  X
          $ 362.23      =  X

          $ 362.23      -- deemed withdrawn from 1999 Purchase Payment
          $-340.50      -- part of withdrawal request payable to you
          --------
          $  21.73      -- withdrawal charge on 1999 Purchase Payment deemed
                           withdrawn (payable to us)

          $ 200.50      -- withdrawal charge on the INITIAL PURCHASE PAYMENT
          $+ 50.00      -- withdrawal charge on the 1998 PURCHASE PAYMENT
          $+ 21.73      -- withdrawal charge on the 1999 PURCHASE PAYMENT
          --------
          $ 272.23      -- Total withdrawal charge

                    Example of Withdrawal Charge Calculation
            (APPLICABLE ONLY TO REVOLUTION EXTRA VARIABLE ANNUITIES)



Assume the Following Facts:



               On January 1, 2001, you make a $5,000 initial Purchase Payment and we issue you a Contract.



               On January 1, 2002, you make a $1,000 Purchase Payment.



               On January 1, 2003, you make a $1,000 Purchase Payment.



               On January 1, 2004, the total value of your Contract is $7,500 because of the extra credits and favorable investment earnings.



Now assume you make a partial withdrawal of $7,000 (no tax withholding) on January 2, 2004. In this case, assuming no prior withdrawals, we would deduct a CDSL of $474.19. We withdraw a total of $7,474.19 from your Contract.



          $7,000.00 -- withdrawal request payable to you
           + 474.19 -- withdrawal charge payable to us
          ---------
          $7,474.19 -- total amount withdrawn from your Contract



Here Is How We Determine the Withdrawal Charge:



(1) We first distribute to you the $500 profit you have in your Contract ($7,500 total Contract Value less $7,000 of Purchase Payments you have paid) under the free withdrawal provision.



(2) Next we repay to you the $5,000 Purchase Payments you paid in 2001 Under the free withdrawal provision, $200 of that Purchase Payment is charge free ($7,000 total Purchase Payments paid x 10%; less the $500 free withdrawal in the same Contract Year described in paragraph 1 above). We assess a withdrawal charge on the remaining balance of $4,800 from your 2001 Purchase Payment. Because you made that Purchase Payment 3 years ago, the withdrawal charge percentage is 7%. We deduct the resulting $336 from your Contract to cover the withdrawal charge on your 2001 Purchase Payment. We pay the remainder of $4,464 to you as a part of your withdrawal request.



          $5,000
          -  200 -- free withdrawal amount (payable to you)
          ------
          $4,800
          x  .07
          ------
          $  336 -- withdrawal charge on 2001 Purchase Payment (payable to us)

          $4,800
          -  336
          ------
          $4,464 -- part of withdrawal request payable to you



(1) We NEXT deem the entire amount of your 2002 PURCHASE PAYMENT to be withdrawn and we assess a withdrawal charge on that $1,000 amount. Because you made this Purchase Payment 2 years ago, the withdrawal charge percentage is 7%. We deduct the resulting $70 from your Contract to cover the withdrawal charge on your 2002 Purchase Payment. We pay the remainder of $930 to you as a part of your withdrawal request.



          $1,000
          x  .07
          ------
          $   70 -- withdrawal charge on 2002 Purchase Payment (payable to us)

          $1,000
          -   70
          ------
          $  930 -- part of withdrawal request payable to you

(2) We NEXT determine what additional amount we need to withdraw to provide you with the total $7,000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $500 from profits under paragraph 1 above, $200 of additional free withdrawal amount under paragraph 2, $4,464 from your 2001 Purchase Payment under paragraph 2, and $930 from your 2003 Purchase Payment under paragraph 3. Therefore, $906 is needed to reach $7,000.



          $7,000 -- total withdrawal amount requested
          -  500 -- profit
          -  200 -- free withdrawal amount
          -4,464 -- payment deemed from initial Purchase Payment
          -  930 -- payment deemed from initial Purchase Payment
          ------
          $  906 -- additional payment to you needed to reach $7,000



We know that the withdrawal charge percentage for this remaining amount is 7%, because you are already deemed to have withdrawn all Purchase Payments you paid prior to 2003. We use the following formula to determine how much more we need to withdraw:



Remainder due to you = Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]



          $   906     =  x - [.07x]
          $   906     =  .93x
          $   906/.93 =  X
          $974.19     =  X

          $974.19     -- deemed withdrawn from 2003 Purchase Payment
          $906.00     -- part of withdrawal request payable to you
          -------
          $ 68.19     -- withdrawal  charge on 2003 Purchase Payment deemed
                         withdrawn  (payable to us)

                    Example of Withdrawal Charge Calculation
            (APPLICABLE ONLY TO REVOLUTION VALUE VARIABLE ANNUITIES)



Assume the Following Facts:



On January 1, 2001, you make a $5,000 initial Purchase Payment and we issue you a Contract.



On January 1, 2002, you make a $1,000 Purchase Payment.



On January 1, 2003, you make a $1,000 Purchase Payment.



On January 1, 2004, the total value of your Contract is $7,500 because of favorable investment earnings.



Now assume you make a partial withdrawal of $7,000 (no tax withholding) on January 2, 2004. In this case, assuming no prior withdrawals, we would deduct a CDSL of $289.36. We withdraw a total of $7,289.36 from your Contract.



          $7,000.00 -- withdrawal request payable to you
          +  289.36 -- withdrawal charge payable to us
          ---------
          $7,289.36 -- total amount withdrawn from your Contract



Here Is How We Determine the Withdrawal Charge:



     (1) We FIRST distribute to you the $500 profit you have in your Contract ($7,500 total Contract Value less $7,000 of Purchase Payments you have paid) under the free withdrawal provision.



Next we repay to you the $5,000 Purchase Payments you paid in 2001. Under the free withdrawal provision, $200 of that Purchase Payment is charge free ($7,000 total Purchase Payments paid x 10%; less the $500 free withdrawal in the same Contract Year described in paragraph 1 above). We assess a withdrawal charge on the remaining balance of $4,800 from your 2001 Purchase Payment. Because you made that Purchase Payment 3 years ago, the withdrawal charge percentage is 4%. We deduct the resulting $192 from your Contract to cover the withdrawal charge on your 2001 Purchase Payment. We pay the remainder of $4,608 to you as a part of your withdrawal request.



          $5,000
          -  200 -- free withdrawal amount (payable to you)
          ------
          $4,800
          x  .04
          ------
          $  192 -- withdrawal charge on 2001 Purchase Payment (payable to us)

          $4,800
          -  192
          ------
          $4,608 -- part of withdrawal request payable to you



     (2) We NEXT deem the entire amount of your 2002 PURCHASE PAYMENT to be withdrawn and we assess a withdrawal charge on that $1,000 amount. Because you made this Purchase Payment 2 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $50 from your Contract to cover the withdrawal charge on your 2002 Purchase Payment. We pay the remainder of $950 to you as a part of your withdrawal request.



          $1,000
          x  .05
          ------
          $   50 -- withdrawal charge on 2002 Purchase Payment (payable to us)

          $1,000
          -   50
          ------
          $  950 -- part of withdrawal request payable to you



     (3) We NEXT determine what additional amount we need to withdraw to provide you with the total $7,000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $500 from profits under paragraph 1 above, $200 of additional free withdrawal amount under paragraph 2, $4,608 from your 2001 Purchase Payment under paragraph 2, and $950 from your 2003 Purchase Payment under paragraph 3. Therefore, $742 is needed to reach $7,000.



          $7,000 -- total withdrawal amount requested
          -  500 -- Profit
          -  200 -- free withdrawal amount
          -4,608 -- payment deemed from initial Purchase Payment

          -  950 -- payment deemed from 2002 Purchase Payment
          ------
          $  742 -- additional payment to you needed to reach $7,000



     (4) We know that the withdrawal charge percentage for this remaining amount is 6%, because you are already deemed to have withdrawn all Purchase Payments you paid prior to 2003. We use the following formula to determine how much more we need to withdraw:



Remainder due to you = Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]



          $ 742.00     =  x - [.06x]
          $ 742.00     =  .94x
          $ 742.00/.94 =  X
          $ 789.36     =  X

          $ 789.36     -- Deemed withdrawn from 2003 Purchase Payment
          $-742.00     -- part of withdrawal request payable to you
          --------
          $  47.36     -- withdrawal charge on 2003 Purchase Payment deemed
                           withdrawn (payable to us)

                  APPENDIX C: OPTIONAL EHNAHCED DEATH BENEFITS


DECLARATION AND PATRIOT VARIABLE ANNUITIES


"Stepped-Up" Death Benefit Rider



If you are under age 80 when you apply for your Contract, you may elect to enhance the standard death benefit by purchasing a stepped-up death benefit. Under this benefit, if the Annuitant dies before the Contract's Maturity Date, we will pay the Beneficiary the greater of:



-    the standard death benefit (described above) or



- the highest total value of your Contract (adjusted by any market value adjustment) as of any anniversary of your Contract to date, PLUS any Purchase Payments you have made since that anniversary, MINUS any withdrawals you have taken (and any related withdrawal charges) since that anniversary.



For these purposes, however, we count only those Contract anniversaries that occur (1) BEFORE we receive proof of death and any required settlement instructions and (2) BEFORE the Annuitant attains age 81 (80 1/2 for PATRIOT VARIABLE ANNUITIES).



You may elect this benefit ONLY when you apply for the Contract and ONLY if this benefit is available in your state. As long as the benefit is in effect, you will pay a monthly charge for this benefit as shown in the Fee Tables. For a description of this charge, refer to "What Fees and Charges will be Deducted from My Contract?".



You should carefully review the tax considerations for optional benefit benefits section before selecting this optional benefit. For a more complete description of the terms and conditions of this benefit, you should refer directly to the benefit. We will provide you with a copy on request.



Accidental Death Benefit Rider



If you are under age 80 when you apply for your Contract, you may elect to purchase an accidental death benefit. In addition to any other death benefit, this benefit provides a benefit upon the accidental death of the Annuitant prior to the earlier of:



-    the Contract's Maturity Date, and



-    the Annuitant's 80th birthday.



Under this benefit, the Beneficiary will receive an amount equal to the total value of the Contract as of the date of the accident, up to a maximum of $200,000. We will pay the benefit after we receive, at the John Hancock Annuity Service Office:



-    proof of the Annuitant's death, and



-    any required instructions as to method of settlement.



You may elect this benefit ONLY when you apply for the Contract. As long as the benefit is in effect, you will pay a monthly charge for this benefit as shown in the Fee Tables.



YOU SHOULD CAREFULLY REVIEW THE TAX CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS BEFORE SELECTING THIS OPTIONAL BENEFIT RIDER. FOR A COMPLETE DESCRIPTION OF THE TERMS AND CONDITIONS OF THIS BENEFIT, YOU SHOULD REFER DIRECTLY TO THE RIDER. WE WILL PROVIDE YOU WITH A COPY UPON REQUEST. NOT ALL STATES ALLOW THIS BENEFIT.


REVOLUTION ACCESS, REVOLUTION EXTRA, AND REVOLUTION VALUE VARIABLE ANNUITIES


You may elect a death benefit that differs from the standard death benefit by purchasing an optional death benefit rider:



-    only if the rider is available in your state;



-    only when you apply for the Contract;



- if you elect the Enhanced Death Benefit rider, only if each Owner and each Annuitant is under age 80 at the time you apply for the Contract; and



- if you elect the Earnings Enhancement Death Benefit rider, only if each Owner and each Annuitant is under age 75 at the time you apply for the Contract.



We may waive either or both of the last two restrictions for Contracts purchased prior to the date a rider was available in your state.



As long as an optional death benefit rider is in effect, you will pay the monthly charge shown in the Fee Tables for that benefit. The rider and its related charges terminate on:

-    the Contract's Maturity Date, or



-    upon your surrendering the Contract, or



- a change of Ownership, except where a spousal Beneficiary continues the rider after an Owner's death (we explain Contract continuation by a spouse in "Distributions Following Death of Owner" on page [#]).



In addition, you may terminate the Enhanced Death Benefit rider at any time by providing written notification to us at the John Hancock Annuity Service Office shown on the cover page. If you purchase an Earnings Enhancement Death Benefit rider, however, you CANNOT request us to terminate the rider and its charges.



Enhanced Death Benefit Rider



Under this benefit, we will pay the greatest of:



-    the standard death benefit,



- the amount of each Purchase Payment you have paid (but not including any extra credits), accumulated at 5% effective annual interest during the benefit's measuring period (less any partial withdrawals you have taken and not including any interest on such amounts after they are withdrawn); or



- the highest total value of your Contract (adjusted by any market value adjustment) as of any anniversary of your Contract during the benefit's measuring period, plus any Purchase Payments you have made since that anniversary, minus any withdrawals you have taken since that anniversary.



The benefit's "measuring period" includes only those Contract anniversaries that occur (1) before we receive proof of death and (2) before the measuring life attains age 81. The benefit's "measuring life" is:



- the Owner, if there is only one Owner under your Contract and the death benefit is payable because the Owner dies before the Maturity Date,



- the oldest Owner, if there are joint Owners under your Contract and the death benefit is payable because either Owner dies before the Maturity Date,



- the Annuitant, if there is only one Annuitant under your Contract and the death benefit is payable because the Annuitant dies before the Maturity Date,



- the youngest Annuitant, if there are joint Annuitants under your Contract and the death benefit is payable because the surviving Annuitant dies during the Owner(s) lifetime(s) but before the Maturity Date.



If an Owner is also an Annuitant, we will generally consider that person to be an "Owner" instead of an "Annuitant" for purposes of determining the benefit's measuring life.



For a more complete description of the terms and conditions of this benefit, you should refer directly to the benefit. We will provide you with a copy on request.



You should carefully review the tax considerations for optional benefits on page [#] before selecting this optional benefit .



Earnings Enhancement Death Benefit Rider



(not available for Contracts issued to tax-qualified plans)



Under this benefit, the death benefit may be increased by an earnings enhancement amount that will vary based on the age of the Owners and Annuitants when you purchase the benefit. In certain marketing materials, this benefit may be referred to as the "Beneficiary Tax Relief" benefit because any amounts paid under this benefit can be used to cover taxes that may be due on death benefit proceeds under your Contract. Amounts paid under this benefit, however, may also be subject to tax and may be greater than or less than the amount of taxes due on the death benefits.



The earnings enhancement amount is determined as follows:



- if all of the Owners and the Annuitant are under age 70 on the date your benefit is issued, the earnings enhancement amount will be 40% of the difference between the Standard Death Benefit (or Enhanced Death Benefit, if that benefit is in effect) and your "Net Purchase Payments," up to a maximum benefit amount of 80% of your "Adjusted Net Purchase Payments" prior to the date of the decedent's death;



- if any of the Owners or the Annuitant is age 70 or older on the date your benefit is issued, the earnings enhancement amount will be 25% of the difference between the Standard Death Benefit (or Enhanced Death Benefit, if that benefit is in effect) and your "Net Purchase Payments," up to a maximum benefit amount of 50% of your "Adjusted Net Purchase Payments" prior to the date of the decedent's death; but



- if there are joint Annuitants under your Contract, we will not count the age of the older Annuitant for either of these purposes unless the older Annuitant is also an Owner.

"Net Purchase Payments," for purposes of this benefit, means Purchase Payments you paid for the Contract, less any withdrawals in excess of earnings from your Contract (including any surrender charges imposed on these withdrawals). For this purpose, we consider withdrawals to be taken first from earnings on your Contract before they are taken from your purchase payments. "Adjusted Net Purchase Payments" means Net Purchase Payments minus any Purchase Payments you paid in the 12 month period prior to the decedent's death (excluding the initial Purchase Payments).



For a more complete description of the terms and conditions of this benefit, you should refer directly to the benefit. We will provide you with a copy on request.



YOU SHOULD CAREFULLY REVIEW THE TAX CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS ON PAGE [#] BEFORE SELECTING ANY OF THESE OPTIONAL DEATH BENEFIT RIDERS. THE DEATH BENEFITS UNDER THESE RIDERS WILL DECREASE IF YOU MAKE PARTIAL WITHDRAWALS UNDER YOUR CONTRACT. THE ENHANCED EARNINGS DEATH BENEFIT RIDER MAY NOT BE APPROPRIATE FOR YOU IF YOU EXPECT TO WITHDRAW EARNINGS.

     APPENDIX D: Examples of Earnings Enhancement Death Benefit Calculation
        (Not Applicable to the Declaration or Patriot Variable Annuities)



The following are examples of the optional earnings enhancement death benefit. We have assumed that there are earnings under the Contracts in each case. Actual investment performance may be greater or lower than the amounts shown.



Example 1 - Earnings enhancement death benefit with standard death benefit, no adjustments for withdrawals or additional Purchase Payments


Assume:


You elect the earnings enhancement death benefit rider (but not the enhanced death benefit rider) when you purchase your Contract, At the time of purchase, you and the Annuitant are each under age 70 and you pay an initial Purchase Payment of $100,000,



You allocate the Purchase Payment to a Variable Investment Option, and make no transfers of Contract Value to other Investment Options,



We determine the death benefit before the Maturity Date, in the fourth year of your Contract on a day when the total value of your Contract is $180,000.


Calculation of Standard Death Benefit


We compare the total value of your Contract ($180,000, with no market value adjustment) to the total amount of Purchase Payments you paid ($100,000, with no adjustment for withdrawals). The standard death benefit is the higher of the two, or $180,000.


Calculation of Earnings Enhancement Amount


Because you and the Annuitant were both under age 70 when the rider was issued, the earnings enhancement amount is 40% of the difference between the standard death benefit and your "Net Premiums," up to a maximum benefit amount equal to 80% of your "Adjusted Net Premiums."



Calculation of Net Purchase Payments and Adjusted Net Purchase Payments - To determine "Net Purchase Payments," we reduce the Purchase Payments you paid ($100,000) by the amount of any withdrawals in excess of earnings ($0, with no adjustment for withdrawal charges). In this example, the Net Purchase Payments is $100,000. To determine "Adjusted Net Purchase Payments," we reduce the Net Purchase Payments ($100,000) by any Purchase Payments you made, other than the initial Purchase Payment, during the 12 months before we calculated the death benefit ($0). In this example, the "Adjusted Net Purchase Payments" is $100,000.


Calculation of Maximum Benefit Amount - The maximum benefit amount under the earnings enhancement death benefit rider in this example is 80% of the Adjusted Net Premiums ($100,000), or $80,000.

The earnings enhancement amount is 40% of the difference between the standard death benefit ($180,000) and your Net Premiums ($100,000), up to the maximum benefit amount. In this example, 40% of the difference is $32,000, which is less than the maximum benefit amount ($80,000). The earnings enhancement amount is therefore $32,000.

The total Death Benefit in this example is the standard death benefit ($180,000) plus the earnings enhancement amount ($32,000), or $212,000.


Example 2 - Earnings enhancement death benefit with enhanced death benefit, adjusted for withdrawal and additional Purchase Payments.


Assume:


You elect the earnings enhancement death benefit rider and the enhanced death benefit rider when you purchase your Contract,



At the time of purchase, you are over age 70 and you pay an initial Purchase Payment of $100,000,



You allocate the Purchase Payments to a Variable Investment Option, and make no transfers of Contract Value to other Investment Options,



On the seventh anniversary of your Contract, your total value in the Contract is $175,000, which is the highest value on any anniversary date,



On the day after the seventh anniversary of your Contract, you make a withdrawal of $80,000,



On the eighth anniversary of your Contract, the total value of your Contract is $110,000, and you make an additional Purchase Payment of $10,000 at the end of the eighth year of your Contract,



We determine the death benefit before the Maturity Date in the middle of the ninth year of your Contract, on a day when the total value of your Contract is $120,000.

Calculation of Enhanced Death Benefit. In this example, the enhanced death benefit is the highest of an accumulated premium "roll-up" amount, a "highest anniversary value" amount and the value of your Contract on the date the death benefit is determined.



Calculation of Premium Roll-up. We calculate the amount of each Purchase Payment you have paid, accumulated at a 5% effective annual rate, minus any withdrawals. In this example, the accumulated value of your initial Purchase Payment, after adjustment for the $80,000 withdrawal, is $65,319.75, and the accumulated value of your second Purchase Payment is $10,246.95. The total amount of the premium "roll-up" is $75,566.70.



Calculation of Highest Anniversary Value. We determine the highest anniversary value of your Contract on any anniversary date during the rider's measuring period ($175,000), plus any Purchase Payments since that date ($10,000), minus any withdrawals since that date ($80,000). In this example, the "highest anniversary value" is $105,000.



The total value of your Contract on the date the death benefit is determined ($120,000, with no market value adjustment) is higher than the premium roll-up amount ($75,566.70) and higher than the "highest anniversary value" amount ($105,000). The enhanced death benefit is therefore $120,000.



Calculation of Earnings Enhancement Amount. Because you were over age 70 when the rider was issued, the earnings enhancement amount is 25% of the difference between the enhanced death benefit and your "Net Premiums," up to a maximum benefit amount equal to 50% of your "Adjusted Net Premiums."



Calculation of Net Premiums and Adjusted Net Premiums. To determine "Net Premiums," we reduce the Purchase Payments you paid by the amount of any withdrawals in excess of earnings (including withdrawal charges). In this example, you withdrew $80,000 at a time when your earnings were $75,000 and no withdrawal charges were imposed. The amount withdrawn in excess of earnings is therefore $5,000. Net Premiums is the amount of Purchase Payments paid ($110,000) less amounts withdrawn in excess of earnings ($5,000), or $105,000. To determine "Adjusted Net Premiums," we reduce the Net Premiums ($105,000) by any Purchase Payments you made during the 12 months before we calculated the death benefit ($10,000). In this example, the "Adjusted Net Premiums" is $95,000.



Calculation of Maximum Benefit Amount. The maximum benefit amount under the earnings enhancement death benefit rider in this example is 50% of your Adjusted Net Premiums ($95,000), or $47,500.


The earnings enhancement amount is 25% of the difference between the enhanced death benefit ($120,000) and your Net Premiums ($105,000), up to the maximum benefit amount. In this example, 25% of the difference is $3,750, which is less than the maximum benefit amount ($47,500). The earnings enhancement amount is therefore $3,750.

The total Death Benefit in this example is the enhanced death benefit ($120,000) plus the earnings enhancement amount ($3,750), or $123,750.

                        APPENDIX E: Qualified Plan Types



TRADITIONAL IRAS



Individual Retirement Annuities



Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.



The Contract may be issued with a death benefit or an optional benefit rider. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.



Distributions



In general, all amounts paid out from a traditional IRA Contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA Contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.



The tax law requires that annuity payments under a traditional IRA Contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.



ROTH IRAS



Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.



Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:



     made after the Owner attains age 59 1/2;



     made after the Owner's death;



     attributable to the Owner being disabled; or



     a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.



In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other Qualified Plans.



If the Contract is issued with death benefits or an optional benefit, such as a GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.



Conversion to a Roth IRA



You can convert a traditional IRA to a Roth IRA, unless



-    you have adjusted gross income over $100,000, or



-    you are a married taxpayer filing a separate return.



The Roth IRA annual contribution limit does not apply to converted amounts.



You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA PLANS



In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with a death benefit or an optional benefit, such as a GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the Contract in connection with such plans should seek independent tax advice.



SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)



Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with a death benefit or an optional benefit, such as a GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.



TAX-SHELTERED ANNUITIES



Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity Contracts for them and, subject to certain limitations, to exclude the purchase payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on purchase payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed both aggregate purchase payments and Contract Value. It is possible that the IRS could characterize the death benefit as an incidental death benefit, resulting in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit rider, such as a GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions that must be made.



Tax-sheltered annuity Contracts must contain restrictions on withdrawals of:



- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,



-    earnings on those contributions, and



- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.



These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)



PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(A)



In general, an employer may deduct from its taxable income Purchase Payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "Owner-employee."



Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the Contract" (as defined in the Code), if any. In general, an employee's "investment in the Contract" equals the aggregate amount of Purchase Payments made by the employee.



Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. (In the case of an employee who is a 5-percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70 1/2.)



CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS



The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity Contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed both aggregate purchase payments and Contract Value. It is possible that the IRS could characterize the death benefit as an incidental death benefit, resulting in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with death benefits or an optional benefit, such as a GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.



DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS



Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity Contract for Federal income tax purposes.



A Section 457 plan must satisfy several conditions, including the following: it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency), and all compensation deferred under the plan must remain solely the employer's property, subject to the claims of the employer's creditors.



When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                   APPENDIX U: Accumulation Unit Value Tables

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                                             Statement of Additional Information
                                                               dated May 1, 2006

                             (JOHN HANCOCK(R) LOGO)

                             JOHN HANCOCK ANNUITIES

                       Statement of Additional Information


        John Hancock Variable Life Insurance Company Variable Account JF


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of deferred combination fixed and variable annuity contracts (singly, a "CONTRACT and collectively, the "CONTRACTS" issued by JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO") in all jurisdictions as follows:

                         PROSPECTUSES ISSUED BY JHVLICO
           (to be read with this Statement of Additional Information)


                          Declaration Variable Annuity
                            Patriot Variable Annuity
                       Revolution Access Variable Annuity
                        Revolution Extra Variable Annuity
                        Revolution Value Variable Annuity


Unless otherwise specified, "WE," "US," "OUR," or a "COMPANY" refers to the applicable issuing company of a Contract. You, the contract owner, should refer to the first page of your variable annuity contract for the name of your issuing company.

You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

     Annuity Service Office                              Mailing Address
       601 Congress Street                            Post Office Box 55106
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5106
(617) 663-3000 or (800) 732-5543                  www.johnhancockannuities.com

                                Table of Contents


DISTRIBUTION ...............................................................   3
CALCULATION OF PERFORMANCE DATA ............................................   3
   MONEY MARKET VARIABLE INVESTMENT OPTIONS ................................   3
   OTHER VARIABLE INVESTMENT OPTIONS .......................................   3
      "Standardized" Total Return ..........................................   3
      Yield ................................................................   4
      "Non-Standardized" Performance .......................................   4
OTHER PERFORMANCE INFORMATION ..............................................   4
CALCULATION OF ANNUITY PAYMENTS ............................................   4
      Calculation of Annuity Units .........................................   4
      Annuity Unit Values ..................................................   5
      Mortality Tables .....................................................   6
ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES .......................   6
      Net Investment Rate ..................................................   6
      Adjustment of Units and Values .......................................   6
      Hypothetical Examples Illustrating the Calculation of Accumulation
         Unit Values and Annuity Unit Values ...............................   6
PURCHASES AND REDEMPTIONS OF FUND SHARES ...................................   7
THE SEPARATE ACCOUNT .......................................................   7
DELAY OF CERTAIN PAYMENTS ..................................................   7
LIABILITY FOR TELEPHONE TRANSFERS ..........................................   7
VOTING PRIVILEGES ..........................................................   8
APPENDIX A:  AUDITED FINANCIAL STATEMENTS ..................................   9

                                  Distribution


The distribution of the contracts through Signator Investors, Inc. ("Signator") is continuous. Pursuant to a marketing and distribution agreement we paid for such services during the past three fiscal years as follows:


YEAR   AMOUNT PAID TO SIGNATOR
----   -----------------------
2005
2004         $14,434,824
2003         $18,242,108






                            Calculation of Performance Data


The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.




MONEY MARKET VARIABLE INVESTMENT OPTIONS

We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The mortality and expense risk charges, administration charge and contract fee are reflected, but any charge for premium taxes and optional benefits are not.

The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

              Effective yield = (Base period return + 1)(365/7) - 1




OTHER VARIABLE INVESTMENT OPTIONS

"Standardized" Total Return

Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

We calculate the average annual total return for each variable investment option, other than the money market variable investment options, according to the following "Standard" formula prescribed by the SEC:

                              P x ( 1 + T )(n) = ERV


Where:


       P   = a hypothetical initial premium payment of $1,000

       T   = average annual total return

       (n) = number of years

       ERV = ending redeemable value of a hypothetical $1,000 premium payment, made at the beginning of such period (or fractional portion thereof)


We calculate values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. We also calculate values from the date a variable investment option was first available in the Account. We do not calculate ten year periods because the Account did not commence operations until 1997. Returns of less than one year are not annualized. The inception date may be different from the date a variable investment option was first available in the Revolution contracts because the Account is used for other variable annuities offered by us.

Yield

We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC:

                                 [ (  a - b      )       ]
                       Yield = 2 [ ( ------- + 1 )(6) - 1]
                                 [ (    cd       )       ]


where:


       a   = net investment income earned during the period by the fund whose shares are owned by the variable investment option

       b   = expenses accrued for the period (net of any reimbursements)

       c   = the average daily number of accumulation units outstanding during the period

       d   = the offering price per accumulation unit on the last day of the period

According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Charges for premium taxes or optional rider benefits are not reflected in the calculation.

"Non-Standardized" Performance

We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge, annual contract fee, or charges for optional rider benefits described in the prospectus.

Although the contracts did not exist during all the periods for which we calculate "non-standardized" performance, we adjust the returns of the variable investment options by the contracts' asset-based charge.


                         Other Performance Information


You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies.


                        Calculation of Annuity Payments


Calculation of Annuity Units

We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option. Each variable investment option has its own annuity unit with its own annuity unit value.

The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

For each variable investment option, we THEN divide:

                         the resulting value (minus any
                               premium tax charge)

                                       by

                                     $1,000

and multiply the result by

                    the applicable annuity purchase rate set
                      forth in the contract and reflecting

                      (1) the age and, possibly, sex of the
                                    payee and

                         (2) the assumed investment rate
                                (discussed below)

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

               the amount of the initial monthly variable annuity
                    payment from that variable annuity option

                                       by

                     the annuity unit value of that variable
                    investment option as of 10 calendar days
                  prior to the date the initial payment is due

For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.

                           4000.000 x 12.000000 x 5.47
                           ---------------------------
                                      1,000

If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

Annuity Unit Values

The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

     (1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

     (2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2% per year, the adjustment factor for a valuation period of one day would be 0.999905754. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2% per year and will decrease only if is less than 3 1/2% per year.

The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

Mortality Tables

The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.


              Additional Information About Determining Unit Values


The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

Net Investment Rate

For any period, the net investment rate for a variable investment option equals

     (1) the percentage total investment return of the corresponding Fund for that period (assuming reinvestment of all dividends and other distributions from the Fund), less

     (2) for each calendar day in the period, a deduction of 0.003425% or 0.003151% (depending on the charge for mortality and expense risks) of the value of the variable investment option at the beginning of the period, and less

     (3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

Adjustment of Units and Values

We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract. Hypothetical examples illustrating the calculation of accumulation unit values and annuity unit values.

Hypothetical Examples Illustrating the Calculation of Accumulation Unit Values and Annuity Unit Values

Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $137.00 assuming a one day period. The $137.00 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00003425. By substituting in the first formula above, the net investment rate is equal to $3863.00 ($2000 + $3000 - $1000 - $137.00)
divided by $4,000,000 or 0.0009658.

Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be $11.250000 x (1 + .0009658) or $11.260865. The value of an annuity unit at the end of the period would be $1.0850000 x (1. + .0009658) x .999905754 or
$1.085946. The final figure, .999905754, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

                    Purchases and Redemptions of Fund Shares


JHVLICO purchases and redeems fund shares for the Account at their net asset value without any sales or redemption charges. Each available fund issues its own separate series of fund shares. Each such series represents an interest in one of the funds of the Trusts, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

On each business day, the account purchases and redeems shares of each fund for each variable investment option based on, among other things, the amount of premium payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Trust share for each fund determined on that same date.


                              The Separate Account


In addition to the assets attributable to contracts, the Account includes assets derived from charges made by and, possibly, funds contributed by JHVLICO to commence operations of the variable investment option. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact transfer might have on any variable investment option. The assets of one variable investment option are not necessarily legally insulated from liabilities associated with another variable investment option.


                            Delay of Certain Payments


Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuity Servicing Office. However, redemption may be suspended and payment may be postponed under the following conditions:

     (1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

     (2)  when trading on that Exchange is restricted;

     (3) when an emergency exists as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

     (4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.


                        Liability for Telephone Transfers


If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

-    requiring personal identification,

-    tape recording calls, and

-    providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

                               Voting Privileges


Here's the formula we use to determine the number of fund shares as to which you may give instructions:

                             the total value of your
                          accumulation units value in a
                           variable investment option

                                   divided by

                        the net asset value of 1 share of
                         the corresponding class of the
                                  fund's shares

At a shareholders' meeting, you may give instructions regarding:

     (1)  the election of a Board of Trustees,

     (2)  the ratification of the selection of independent auditors,

     (3)  the approval of a Series Fund's investment management agreements, and

     (4)  other matters requiring a vote under the 1940 Act.

The annuitant or other payee will also be entitled to give voting instructions with respect to the fund shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of fund shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that fund by the net asset value of one share of that fund.

We will furnish you information and forms so that you may give voting instructions.

We may own fund shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that fund's shares (including owners who participate in separate accounts other than the Account).

We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

                    APPENDIX A: Audited Financial Statements



                          [TO BE UPDATED BY AMENDMENT]

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS. [TO BE UPDATED BY AMENDMENT]

1.   Condensed Financial Information (Part A)

2. Statement of Assets and Liabilities, John Hancock Variable Annuity Account JF. (Part B)

3.   Statement of Operations, John Hancock Variable Annuity Account JF. (Part B)

4. Statement of Changes in Net Assets, John Hancock Variable Annuity Account JF. (Part B)

5. Notes to Financial Statements, John Hancock Variable Annuity Account JF. (Part B)

6. Consolidated Balance Sheets, John Hancock Variable Life Insurance Company. (Part B)

7. Consolidated Statements of Income, John Hancock Variable Life Insurance Company. (Part B)

8. Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income, John Hancock Variable Life Insurance Company. (Part
     B)

9. Consolidated Statement of Cash Flows, John Hancock Variable Life Insurance Company. (Part B)

10. Notes to Consolidated Financial Statements, John Hancock Variable Life Insurance Company. (Part B)

(B) EXHIBITS:

1. John Hancock Variable Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account JF, dated November 13, 1995, is incorporated by reference to the Registrant's registration statement as filed on December 12, 1995.

2.        Not Applicable.

3. (a) Form of Distribution and Servicing Agreement by Signator Investors, Inc. (formerly known as "John Hancock Distributors, Inc."), John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement for John Hancock Variable Life Account S (File No. 333-15075) filed April 23, 1997.

     (b) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc., and selling broker-dealers, incorporated by reference to Post-Effective Amendment Number 5 to File 333-16949, filed on Form N-4 on November 17, 2000.

4. (a) Form of group deferred variable annuity contract, included in the Registration Statement to this File No. 333-84769, filed on August 9, 1999.

     (b) Form of deferred variable annuity certificate, included in the Registration Statement to this File No. 333-84769, filed on August 9, 1999.

     (c)  Reserved.

     (d) Form of waiver of withdrawal charge rider, incorporated by reference from Pre-Effective Amendment No. 1 to File No. 333-81127, filed on August 9, 1999.

     (e) Form of guaranteed retirement income benefit rider, incorporated by reference from Pre-Effective Amendment No. 1 to File No. 333-81127, filed on August 9, 1999.

     (f) Form of death benefit enhancement rider, incorporated by reference from Post-Effective Amendment No. 6 to File No. 33-64945, filed on April 16, 2002.

     (g) Form of Accumulated value enhancement rider, incorporated by reference from Pre-Effective Amendment No. 1 to File No. 333-81127, filed on August 9, 1999.

5. Form of contract application, incorporated by reference to Pre-Effective Amendment No. 1 to File No. 333-81103, filed on Form N-4 on August 9, 1999.

6. (a) JHVLICO Certificate of Incorporation is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of File No. 33-79108, filed January 11, 1996.

     (b) JHVLICO By-laws is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of File No. 33-79108, filed January 11, 1996.

7.        Not Applicable.

8. (a) Participation Agreement Among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and John Hancock Life Insurance Company, and John Hancock Variable Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

     (b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and John Hancock Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

     (c) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and John Hancock Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

     (d) Participation Agreement Among MFS Variable Insurance Trust, John Hancock Life Insurance Company, and Massachusetts Financial Services Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

     (e) Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., John Hancock Life Insurance Company, and Certain Of its Affiliated Insurance Companies, Each on Behalf of Itself and Its Separate Accounts, and John Hancock Funds, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

     (f) Participation Agreement between Janus Aspen Series, Janus Capital Corporation, and John Hancock Variable Lie Insurance Company, filed in Post-Effective Amendment Number 9 to File No. 333-425, filed on November 1, 2000, is hereby incorporated by reference.

9. Opinion and Consent of Counsel as to the legality of securities, included in the Registration Statement to this File No. 333-84769, filed on August 9, 1999.

10.  (a)  Representation of counsel [TO BE UPDATED BY AMENDMENT]

     (b)  Consent of independent auditors [TO BE UPDATED BY AMENDMENT].

     (c) Powers of Attorney for Michele G. Van Leer, Ronald J. Bocage, Todd G. Engelsen, Bruce M. Jones, Barbara L. Luddy, Daniel L. Ouellette, Robert R. Reitano and Paul Strong, are incorporated by reference from Post-Effective Amendment No. 6 to File 33-64945, filed on April 16, 2002. Powers of Attorney for Michael A. Bell and Dec Mullarkey, are incorporated by reference from Post-Effective Amendment No. 5 to File No. 333-76660, filed on October 11, 2002.

     (d) Powers of Attorney for Marc Costantini, Warren A. Thompson, Jonathan Chiel, Robert S. Cook, Junes Ra Boyle, and John D. DesPrez III
          - FILED HEREWITH

11.       Not Applicable.

12.       Not Applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR at the time of filing.



                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                             DIRECTORS AND OFFICERS



DIRECTORS
John D. DesPrez III
James R. Boyle
Jonathan Chiel
Robert A. Cook
Marc Costantini
Warren A. Thomson

OFFICERS
John D. DesPrez III                   Chairman
Robert A. Cook                        President
James R. Boyle                        Vice President
Jonathan Chiel                        Vice President
Marc Costantini                       Vice President and Chief Financial Officer
Warren A. Thomson                     Vice President and Chief Investment Officer
                                      -US Investments
Peter Copestake                       Treasurer
Emanuel Alves                         Vice President, Counsel and Corporate Secretary
Rosalie M. Calabraro                  Assistant Secretary
Patricia Cassidy                      Illustration Actuary
Stephen J. Blewitt                    Vice President -- Investment
George H. Braun                       Vice President -- Investment
Willma H. Davis                       Vice President -- Investment
Philip W. Freiberger                  Vice President -- Investment
Scott S. Hartz                        Vice President -- Investment
E. Kendall Hines, Jr.                 Vice President -- Investment
William McPadden                      Vice President -- Investment
Phillip J. Peters                     Vice President -- Investment
Steven Mark Ray                       Vice President -- Investment
Timothy A. Roseen                     Vice President -- Investment
Ivor Thomas                           Vice President -- Investment
Richard Harris                        Vice President and Appointed Actuary
Naveed Irshad                         Vice President
Mark Newton                           Vice President
Steven Finch                          Vice President
Patrick Gill                          Controller -- Principal Appointed Officer
Kevin J. McWilliams                   Assistant Treasurer
Wayne Zuk                             Assistant Treasurer
Peter S. Mitsopoulos                  Assistant Treasurer
Cathy Hopkinson                       Assistant Treasurer
Steve Dunn                            Assistant Treasurer
Benjamin O'Neill                      Assistant Treasurer
Maralyn Kobayashi                     Assistant Treasurer
Faisal Rahman                         Assistant Treasurer
David Hayter                          Assistant Vice President, Sec. Operations

All of the above-named officers and directors can be contacted at the following business address: John Hancock Variable Life Insurance Company, John Hancock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of JHVLICO, operated as a unit investment trust. Registrant supports benefits payable under JHVLICO's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Variable Series Trust I (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The Registrant and other separate accounts of John Hancock and JHVLICO own controlling interests of the Trust's outstanding shares. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct John Hancock and JHVLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHVLICO directly controls Registrant.

The Depositor is controlled by John Hancock Financial Services, Inc. ("JHFS"). A list of persons controlled by JHFS is incorporated by reference to Exhibit 21.1 from the Annual Report filed on Form 10-K of File No. 1-15607, filed on March 15, 2004.

On the effective date of this Amendment to the Registration Statement, JHFS and its subsidiaries are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2004 appears below:

                                                                              JURISDICTION OF
AFFILIATE                                         LEGAL ID     % OF EQUITY     INCORPORATION      DIVISION
---------                                         --------  ----------------  ----------------  -----------
Manulife Financial Corporation                      0002            100            CANADA        Corporate
   JOHN HANCOCK HOLDINGS (DELAWARE) LLC             0275            100           Delaware       Corporate
      JOHN HANCOCK FINANCIAL SERVICES, INC.         0003            100           Delaware       Corporate
   THE MANUFACTURERS LIFE INSURANCE COMPANY         0001            100            Canada        Corporate
      Manulife Bank of Canada                       0058            100            Canada         Canadian
      Manulife Financial Services Inc.              0199            100            Canada         Canadian
      Manulife Securities International Ltd.        0079            100            Canada         Canadian
      Manulife Canada Ltd.                          0157            100            Canada         Canadian
      First North American Insurance Company        0111            100            Canada         Canadian
      Equinox Financial Group, Inc.                 0239            100            Canada         Canadian
         EIS Insurance Services, Inc.(1.)                            50            Canada         Canadian
         2733854 Canada Ltd. (2.)                                   100            Canada         Canadian
      JLOC Holding Company                                           30        Cayman Islands    Corporate
      Opportunity Finance Company                                    30        Cayman Islands    Corporate
      Cantay Holdings Inc.                          0051            100            Ontario       Corporate
      Canaccord Capital Inc.                                      13.07       British Columbia   Corporate
      Regional Power Inc.                           0136          83.50            Canada        Corporate
          ADDALAM POWER CORPORATION(.)                               50          Philippines    Investments
      Manulife Data Services Inc.                   0081            100           Barbados       Corporate
      Manulife Enterprises (Alberta) Limited        0276            100            Alberta       Corporate
         Manulife Enterprises (Bermuda) Limited     0277            100            Bermuda       Corporate
      Manulife Capital Inc.                         0278            100            Canada        Corporate
      P.V.S. Preferred Vision Services Inc.                          20            Canada       Investments
      880 Belgrave Way Holdings Ltd.                                100       British Columbia  Investments
      Churchill Office Park Limited                                  45            Canada       Investments
      Landex Properties Ltd.                        0238            100       British Columbia  Investments
      Enterprise Capital Management Inc.                             20           Ontario       Investments
      6212344 Canada Limited                        0272            100            Canada       Investments
      SEAMARK Asset Management Ltd.                               35.01            Canada       Investments
      1293319 Ontario Inc.                          0170            100           Ontario       Investments
      3426505 Canada Inc.                           0161            100            Canada       Investments
      FNA Financial Inc.                            0115            100            Canada       Investments
         Elliot & Page Limited                      0116            100           Ontario       Investments
      NAL Resources Limited                         0117            100           Alberta       Investments
      NAL Resources Management Limited              0120            100            Canada       Investments
         1050906 Alberta Ltd.                       0127            100           Alberta       Investments
      2015500 Ontario Inc.                          0154            100           Ontario       Investments
      NALC Holdings Inc.(3)                         0103             50           Ontario       Investments
      2015401 Ontario Inc.                          0140            100           Ontario       Investments
      2024385 Ontario Inc.                          0153            100           Ontario       Investments
      Cavalier Cable, Inc.(4.)                                       78           Delaware      Investments

                                                                                                    JURISDICTION OF
AFFILIATE                                                               LEGAL ID     % OF EQUITY     INCORPORATION      DIVISION
---------                                                               --------  ----------------  ----------------  -----------
      MFC Global Investment Management (U.S.A.) Limited                   0156            100            Canada       Investments
      Resolute Energy Inc.                                                              11.42           Alberta       Investments
      Micro Optics Design Corporation                                                   17.69            Nevada       Investments
      PK Liquidating Company II, LLC                                                       18           Delaware      Investments
      Intrepid Energy Corp.                                                                19            Alberta      Investments
      Avotus Corp.                                                                      10.13            Canada       Investments
      Manulife Holdings (Alberta) Limited                                 0201            100            Alberta          U.S.
         Manulife Holdings (Delaware) LLC                                 0205            100           Delaware          U.S.
            The Manufacturers Investment Corporation                      0087            100           Michigan          U.S.
            Manulife Reinsurance Limited                                  0067            100            Bermuda      Reinsurance
               Manulife Reinsurance (Bermuda) Limited                     0203            100            Bermuda      Reinsurance
            John Hancock Life Insurance Company (U.S.A.)(5.)              0019            100           Michigan          U.S.
               The Manufacturers Life Insurance Company of America        0017            100           Michigan          U.S.
               Manulife Service Corporation                               0007            100           Colorado          U.S.
               John Hancock Distributors LLC(6.)                          0005            100           Delaware          U.S.
               Aegis Analytical Corporation                                             15.41           Delaware      Investments
               John Hancock Investment Management Services, LLC(7.)       0097             60           Delaware          U.S.
               John Hancock Life Insurance Company of New York(8.)        0094            100           New York          U.S.
               Ironside Venture Partners I LLC                            0196            100           Delaware      Investments
                  NewRiver Investor Communications Inc.                                 11.29           Delaware      Investments
               Polymerix Corporation                                                     11.4           Delaware      Investments
               Ennal, Inc.                                                0124            100           Delaware          U.S.
               Ironside Venture Partners II LLC                           0197            100           Delaware      Investments
               Manulife Property Management of Washington,  D.C., Inc.                    100          Wash., D.C.    Investments
               Avon Long Term Care Leaders LLC                            0158            100           Delaware          U.S.
               ESLS Investment Limited, LLC                                                25             Ohio         Corporate
               Flex Holding, LLC                                                         27.7           Delaware       Corporate
                  Flex Leasing I, LLC                                                   99.99           Delaware       Corporate
               MANULIFE LEASING CO., LLC                                                   80           Delaware       Corporate
               Dover Leasing Investments, LLC                                              99           Delaware       Corporate
               MCC Asset Management, Inc.                                 0186            100           Delaware          U.S.
      MFC Global Fund Management (Europe) Limited                                         100            England      Investments
         MFC Global Investment Management (Europe) Limited                0064            100            England      Investments
      WT (SW) Properties Ltd.                                             0082            100            England       Corporate
      Manulife Europe Ruckversicherungs-Aktiengesellschaft                0138            100            Germany      Reinsurance
      Manulife Holdings (Bermuda) Limited                                 0147            100            Bermuda      Reinsurance
         Manulife Management Services Ltd.                                0191            100           Barbados      Reinsurance
         Manufacturers P&C Limited                                        0036            100           Barbados      Reinsurance
                  MANUFACTURERS LIFE REINSURANCE LIMITED                  0049            100           Barbados      Reinsurance
      FCM Holdings Inc.                                                   0104            100          Philippines       Asia
      Manulife (Singapore) Pte. Ltd.                                      0014            100           Singapore        Asia
         John Hancock Life Assurance Company, Ltd.                                        100           Singapore        Asia
      The Manufacturers Life Insurance Co. (Phils.), Inc.                 0164            100          Philippines       Asia
         FCM Plans, Inc.                                                  0155            100          Philippines       Asia
         Manulife Financial Plans, Inc.                                   0187            100          Philippines       Asia

                                                                  LEGAL    % OF    JURISDICTION OF
AFFILIATE                                                           ID    EQUITY    INCORPORATION        DIVISION
---------                                                         -----   ------   ---------------   ----------------
      Manulife (Vietnam) Limited                                   0188      100     Vietnam         Asia
      Manulife International Holdings Limited                      0152      100     Bermuda         Asia
         Manulife Provident Funds Trust Company Limited            0163      100     Hong Kong       Asia
         Manulife Asset Management (Asia) Limited                            100     Barbados        Asia
            Manulife Asset Management (Hong Kong) Limited          0078      100     Hong Kong       Asia
            P.T. Manulife Aset Manajemen Indonesia                 0141       85     Indonesia       Asia
               P.T. Buanadaya Sarana Informatika(9.)                          96     Indonesia       Asia
         Manulife (International) Limited                          0028      100     Bermuda         Asia
            Manulife-Sinochem Life Insurance Co. Ltd.              0043       51     China           Asia
            The Manufacturers (Pacific Asia) Insurance Company
               Limited                                             0061      100     Hong Kong       Asia
                  MANULIFE CONSULTANTS LIMITED                               100     Hong Kong       Asia
            MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                         100     Hong Kong       Asia
      Manulife Financial Management Limited                                  100     Hong Kong       Asia
      Manulife Financial Group Limited                                       100     Hong Kong       Asia
      Manulife Financial Investment Limited                                  100     Hong Kong       Asia
   P.T. Asuransi Jiwa Manulife Indonesia                           0042       71     Indonesia       Asia
             P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                 0075       99     Indonesia       Asia
                  P.T. MANULIFE INTIJAYA                                      90     Indonesia       Asia
                  P.T. MANULIFE INTISARI                                      95     Indonesia       Asia
   6306471 Canada Inc.                                             0282      100     Canada          Corporate
      CDF (Thailand) Ltd.                                          0287       90     Thailand        Asia
         OQC (Thailand) Ltd.(10.)                                  0288       51     Thailand        Asia
            Interlife John Hancock Assurance Public Company
   Limited(11.)                                                    0286       70     Thailand        Asia
      Manulife Technology & Services Sdn Bhd                       0285      100     Malaysia        Asia
      Manulife Alberta Limited                                     0279      100     Alberta         Corporate
         Manulife European Holdings (Bermuda) Limited              0270      100     Bermuda         Corporate
            Manulife European Investments (Luxembourg) S.a.r.l.    0271      100     Luxembourg      Corporate
            Manulife Hungary Holdings Limited(12.)                 0149       99     Hungary         Corporate
      MLI Resources Inc.                                           0193      100     Alberta         Corporate
         Manulife Life Insurance Company(13.)                      0180    35.02     Japan           Japan
            MFC Global Investment Management (Japan) Limited       0208      100     Japan           Japan
      Manulife Century Investments (Bermuda) Limited               0172      100     Bermuda         Corporate
         Manulife Century Investments (Luxembourg) S.A.            0173      100     Luxembourg      Corporate
           Manulife Century Investments (Netherlands) B.V.         0174      100     Netherlands     Corporate
            Manulife Premium Collection Co., Ltd.(14.)             0178       57     Japan           Japan
            Y.K. Manulife Properties Japan                         0142      100     Japan           Japan
            Daihyaku Manulife Holdings (Bermuda) Limited           0175      100     Bermuda         Corporate
            Manulife Century Holdings (Netherlands) B.V.           0195      100     Netherlands     Corporate
      Manulife Holdings (Hong Kong) Limited                        0015      100     Hong Kong       Asia
     MANULIFE (MALAYSIA) SDN.BHD.                                  0074      100     Malaysia        Asia

                                                                LEGAL    % OF    JURISDICTION OF
AFFILIATE                                                         ID    EQUITY    INCORPORATION         DIVISION
---------                                                       -----   ------   ---------------    ----------------
   Manulife Financial Systems (Hong Kong) Limited                0053      100   Hong Kong          Asia
Manulife Financial Corporation                                      2      100   CANADA
   JOHN HANCOCK FINANCIAL SERVICES, INC.                            3      100   Delaware
   THE MANUFACTURERS LIFE INSURANCE COMPANY                         1      100   Canada
      Manulife Bank of Canada                                      58      100   Canada
      Manulife Financial Services Inc.                            199      100   Canada
      Manulife Securities International Ltd.                       79      100   Canada
      Enterprise Capital Management Inc.                                    20   Ontario
      Cantay Holdings Inc.                                         51      100   Ontario
      FNA Financial Inc.                                          115      100   Canada
         Elliot & Page Limited                                    116      100   Ontario
      NAL Resources Limited                                       117      100   Alberta
      3550435 Canada Inc.                                         107      100   Canada
         MFC Insurance Company Limited                            106      100   Canada
         FCM Holdings Inc.                                        104      100   Philippines
      Manulife Canada Ltd.                                        157      100   Canada
      1293319 Ontario Inc.                                        170      100   Ontario
      3426505 Canada Inc.                                         161      100   Canada
      Canaccord Capital Inc.                                             13.07   British Columbia
      Manulife International Capital Corporation Limited          135      100   Ontario
         Golf Town Canada Inc.                                           43.43   Canada
         Regional Power Inc.                                      136       80   Canada
         Avotus Corp.                                                    10.36   Canada
      First North American Insurance Company                      111      100   Canada
      JLOC Holding Company                                                  30   Cayman Islands
      Opportunity Finance Company                                           30   Cayman Islands
      Resolute Energy Inc.                                                11.5   Alberta
      SEAMARK Asset Management Ltd.                               118    35.01   Canada
      NAL Resources Management Limited                            120      100   Canada
         1050906 Alberta Ltd.                                     127      100   Alberta
      PK Liquidating Company II, LLC                                        18   Delaware
      Intrepid Energy Corp.                                                 19   Alberta
      Manulife Data Services Inc.                                  81      100   Barbados
      Micro Optics Design Corporation                                    17.69   Nevada
      Innova LifeSciences Corporation                                    15.79   Ontario
      2015401 Ontario Inc.                                        140      100   Ontario
      2015500 Ontario Inc.                                        154      100   Ontario
      MFC Global Investment Management (U.S.A.) Limited           156      100   Canada
      Cavalier Cable, Inc.(2)                                               78   Delaware
      2024385 Ontario Inc.                                        153      100   Ontario
      6212344 Canada Limited                                      272      100   Canada
      NALC Holdings Inc.(3)                                       103       50   Ontario
      Manulife Holdings (Alberta) Limited                         201      100   Alberta
         Manulife Holdings (Delaware) LLC                         205      100   Delaware
            The Manufacturers Investment Corporation               87      100   Michigan
               Manulife Reinsurance Limited                        67      100   Bermuda
               Manulife Reinsurance (Bermuda) Limited             203      100   Bermuda
            The Manufacturers Life Insurance Company (U.S.A.)      19      100   Michigan
               Manulife Service Corporation                         7      100   Colorado
               Manulife Financial Securities LLC                    5      100   Delaware
               Manufacturers Securities Services, LLC(4)           97       60   Delaware
               The Manufacturers Life Insurance Company of         94      100   New York
                  New York
               The Manufacturers Life Insurance Company of         17      100   Michigan
                  America

                                                               LEGAL    % OF    JURISDICTION OF
AFFILIATE                                                        ID    EQUITY    INCORPORATION        DIVISION
---------                                                      -----   ------   ---------------   ----------------
               Aegis Analytical Corporation                             15.41   Delaware
               Manulife Property Management of Washington,
                  D.C., Inc.                                              100   Wash., D.C.
               ESLS Investment Limited, LLC                                25   Ohio
               Polymerix Corporation                                     11.4   Delaware
               Ennal, Inc.                                       124      100   Delaware
               Avon Long Term Care Leaders LLC                   158      100   Delaware
               Ironside Venture Partners I LLC                   196      100   Delaware
                  NewRiver Investor Communications Inc.                 11.29   Delaware
               Ironside Venture Partners II LLC                  197      100   Delaware
               Flex Holding, LLC                                         27.7   Delaware
                  Flex Leasing I, LLC                                   99.99   Delaware
               MANULIFE LEASING CO., LLC                         150       80   Delaware
               Dover Leasing Investments, LLC                              99   Delaware
   MFC Global Fund Management (Europe) Limited                    64      100   England
      MFC Global Investment Management (Europe) Limited                   100   England
   WT (SW) Properties Ltd.                                        82      100   England
   Manulife Europe Ruckversicherungs-Aktiengesellschaft          138      100   Germany
   Manulife International Holdings Limited                       152      100   Bermuda
      Manulife Provident Funds Trust Company Limited             163      100   Hong Kong
      Manulife Asset Management (Asia) Limited                    78      100   Barbados
         Manulife Asset Management (Hong Kong) Limited                    100   Hong Kong
         P.T. Manulife Aset Manajemen Indonesia                  141       85   Indonesia
            P.T. Buanadaya Sarana Informatika(5)                           96   Indonesia
      Manulife (International) Limited                            28      100   Bermuda
         Manulife-Sinochem Life Insurance Co. Ltd.                43       51   China
      Manulife (Vietnam) Limited                                 188      100   Vietnam
      The Manufacturers Life Insurance Co. (Phils.), Inc.        164      100   Philippines
         FCM Plans, Inc.                                         155      100   Philippines
         Manulife Financial Plans, Inc.                          187      100   Philippines
      P.T. Asuransi Jiwa Manulife Indonesia                       42       71   Indonesia
                  P.T. ASURANSI JIWA ARTA MANDIRI PRIMA           75      100   Indonesia
                  P.T. ASURANSI JIWA MANULIFE PRIMA(6)                   90.4   Indonesia
                  P.T. ASURANSI JIWA MANULIFE INTI(7)                    95.9   Indonesia
   Manulife (Singapore) Pte. Ltd.                                 14      100   Singapore
   Manulife Holdings (Bermuda) Limited                           147      100   Bermuda
      Manulife Management Services Ltd.                          191      100   Barbados
      Manufacturers P&C Limited                                   36      100   Barbados
   Manulife European Holdings 2003 (Alberta) Limited             202      100   Alberta
      Manulife European Holdings (Bermuda) Limited               270      100   Bermuda
         Manulife European Investments (Luxembourg) S.a.r.l.     271      100   Luxembourg
            Manulife Hungary Holdings Limited(8.)                149       99   Hungary
   MLI Resources Inc.                                            193      100   Alberta
      Manulife Life Insurance Company(9)                         180       35   Japan
         MFC Global Investment Management (Japan) Limited        208      100   Japan
      Manulife Century Investments (Bermuda) Limited             172      100   Bermuda
         Manulife Century Investments (Luxembourg) S.A.          173      100   Luxembourg
            Manulife Century Investments (Netherlands) B.V.      174      100   Netherlands
               Manulife Premium Collection Co., Ltd.(10.)        178       57   Japan
               Y.K. Manulife Properties Japan                    142      100   Japan
               Manulife Century Holdings (Netherlands) B.V.      195      100   Netherlands

ITEM 27. NUMBER OF CONTRACT OWNERS

As of MARCH 31, 2005, there were 494 qualified and 1,549 non-qualified contracts of the series offered hereby outstanding..

ITEM 28. INDEMNIFICATION

Pursuant to Article X of the Company's Bylaws and Section 67 of the Massachusetts Business Corporation Law, the Company indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of the Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Signator Investors, Inc. is the principal underwriter for the Fund, John Hancock Variable Annuity Accounts, I, JF, U, V, and H, and John Hancock Variable Life Accounts S, U, V, and UV.

(b)  OFFICERS / DIRECTORS of SIGNATOR INVESTORS, INC. at the time of filing.

NAME                    TITLE
----                    -----
William H. Palmer       Chairman, CEO and Director
Wendy A. Benson         President, COO and Director
Katherine P. Klingler   Vice President
Peter Copestake         Assistant Vice President and Treasurer
Wayne Zuk               Vice President, Treasury and Assistant Treasurer
Cathy Hopkinson         Assistant Vice President, Treasury and Assistant Treasurer
David Hayter            Assistant Vice President Securities Operations
Grant D. Ward           Secretary/Clerk, CCO
Mitchell A. Karman      Director
Ronald J. McHugh        Director
Lawrence J. Niland      Director
Daniel L. Ouellette     Director
Francis J. Taft         Director

----------
     All of the above-named officers and directors can be contacted at the following business address: Signator Investors, Inc., 197 Clarendon Street, C-8-8, Boston, MA 02117.

(c) The information under "Distribution" in the statement of additional information, forming a part of this registration statement, is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31 (a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

Signator Investors, Inc., John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. JHVLICO (at the same address), in its capacity as Registrant's depositor, and John Hancock (at the same address), in its capacities as Registrant's investment adviser, transfer agent, keep all other records required by Section 31 (a) of the Act.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information, or to provide a toll-free telephone number that applicants may call for this purpose.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) Registrant represents that, in connection with the sale of the Contracts offered pursuant to this Registration Statement, it has complied with the conditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the requirements of
     Section 403(b) of the Internal Revenue Code (American Council of Life Insurance (pub. avail. Nov. 28, 1988)). Specifically, Registrant (1) has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in the prospectus; (2) will include appropriate disclosure regarding the redemption restrictions imposed by
     Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts; (3) will instruct sales representatives specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of potential plan participants; and (4) will obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemptions imposed by Section 403(b)(11) and the (b) the investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his Accumulated Value or Surrender Value.

(e) John Hancock Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 27th day of February, 2006.

JOHN HANCOCK VARIABLE ACCOUNT JF
(Registrant)

By:      JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
         (Depositor)


By:      /s/ Robert A. Cook
         -----------------------
         Robert A. Cook
         President

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


By:      /s/ Robert A. Cook
         -----------------------
         Robert A. Cook
         President

                                   SIGNATURES





         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 27th day of February, 2006.

Signature                                 Title
---------                                 -----

/s/ Robert A. Cook                        Director, President
------------------------------            (Principal Executive Officer)
Robert A. Cook


/s/ Marc Costantini                       Director, Vice President and CFO
------------------------------            (Principal Financial Officer)
Marc Costantini


/s/ Patrick Gill                          Controller--Principal Appointed Officer
------------------------------            (Principal Accounting Officer)
Patrick Gill


*                                         Chairman
------------------------------
John D. DesPrez III


*                                         Director
------------------------------
James R. Boyle


*                                         Director
------------------------------
Jonathan Chiel


*                                         Director
------------------------------
Warren A. Thompson




/s/ Emanuel Alves
------------------------------
EMANUEL ALVES
Pursuant to Power of Attorney

                                INDEX TO EXHIBITS

                                    FORM N-4

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

Exhibits

B 10(d)  Powers of Attorney